     As filed with the Securities and Exchange Commission on April 29, 2005


                                                 Securities Act File No. 2-85370
                                        Investment Company Act File No. 811-3807

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]


                       POST-EFFECTIVE AMENDMENT NO. 33 [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                              AMENDMENT NO. 31 [X]


                        (Check appropriate box or boxes)

                       SUNAMERICA MONEY MARKET FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                           Harborside Financial Center
                                  3200 Plaza 5
                           Jersey City, NJ 07311-4992
               (Address of Principal Executive Office) (Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                               Thomas Lynch, Esq.

                            Assistant General Counsel
                      AIG SunAmerica Asset Management Corp.

                           Harborside Financial Center
                                  3200 Plaza 5
                           Jersey City, NJ 07311-4992
                    (Name and Address for Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq.
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)


     [ ] 60 days after filing pursuant to paragraph (2)(1)

     [x] on May 1, 2005 pursuant to paragraph (b)


     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 405.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         May 1, 2005                                                  PROSPECTUS


SUNAMERICA MONEY MARKET FUNDS, INC.

        SunAmerica Money Market Fund
        SunAmerica Municipal Money Market Fund

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                          Table of Contents
--------------------------------------------------------------------------------

                   FUND HIGHLIGHTS.....................  2
                   SHAREHOLDER ACCOUNT INFORMATION.....  8
                   MORE INFORMATION ABOUT THE FUNDS.... 16
                     Fund Investment Strategies........ 16
                     Glossary.......................... 18
                       Investment Terminology.......... 18
                       Risk Terminology................ 19
                   FUND MANAGEMENT..................... 20
                   FINANCIAL HIGHLIGHTS................ 21

         Fund Highlights
----------------------------
                              ------
                                      ------------------------------------------

         Q&A

      Money market instruments purchased by the Funds are high-quality short-term debt obligations. The money market instruments in which the Funds will invest include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; certificates of deposit, bankers' acceptances and time deposits; commercial paper and other short-term obligations of U.S. and foreign corporations; repurchase agreements; reverse repurchase agreements; and asset-backed securities.


      "High-quality" instruments have a very strong capacity to pay interest and repay principal. Money market funds must generally invest in short-term securities that are rated within the two highest rating categories for short-term fixed-income securities by at least two nationally recognized rating services or unrated securities of comparable investment quality.


      Municipal securities are debt obligations of a state or local government entity, which may support general governmental needs or special projects.
The following questions and answers are designed to give you an overview of SunAmerica Money Market Funds, Inc. (the "Funds"), and to provide you with information about the Company's separate Funds and their investment goals, principal investment strategies, and principal investment techniques. Each investment goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Fund's investment goal will be met or that the net return on an investment in a Fund will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in the chart, under "More Information About the Funds," which is on page 16 and the glossary that follows on pages 18-19. This prospectus will sometimes refer to the Funds as "we."

Q: What are the Funds' investment goals, principal investment strategies and techniques?

A:

                                    Investment               Principal Investment
            Fund                       Goal                        Strategy
            ----             ------------------------ ----------------------------------

SunAmerica Money Market Fund seeks as high a level of invests primarily in high-quality
                             current income as is     money market instruments
                             consistent with          selected principally on the basis
                             liquidity and stability  of quality and yield
                             of capital

SunAmerica Municipal Money   seeks as high a level of invests primarily in high-quality
Market Fund                  current income as is     money market instruments
                             consistent with          selected primarily on the basis of
                             liquidity and stability  quality and yield, as a
                             of capital and that is   fundamental policy and under
                             exempt from regular      normal market conditions invests
                             federal income           at least 80% of its assets in
                             taxation                 municipal securities that are
                                                      exempt from regular federal
                                                      income tax


   Additional Information About the Funds' Techniques

     Each Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, each Fund must comply with a rule of the Securities and Exchange Commission that limits the types of securities in which each Fund may invest.

Q: What are the principal risks of investing in the Funds?


A: While the Funds will invest primarily in short-term securities, you should be aware that investments in the Funds may be subject to the risk that the value of their investments may be subject to changes in interest rates. Furthermore, although each Fund seeks to maintain a stable share price of $1.00, there can be no assurance that it will be able to do so and it is possible to lose money by investing in the Funds.


   Shares of the Funds are not bank deposits and are not guaranteed or insured by SunAmerica or SunAmerica's affiliates, any bank, the Federal Deposit Insurance Corporation or any other government entity. As with any mutual fund, there is no guarantee that the Funds will be able to achieve their investment goals or that the net return on an investment in the Funds will exceed what could have been obtained through other investment or savings vehicles.

Q: How have the Funds performed historically?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.

SUNAMERICA MONEY MARKET FUND      (CLASS A)


                                    [CHART]                                    During the 10-year period shown in the
                                                                               bar chart, the highest return for a quarter
                                                                               was 1.64% (quarter ended 12/31/00) and
                                                                               the lowest return for a quarter was 0.05%
1995    1996    1997    1998    1999    2000    2001    2002    2003     2004  (quarter ended 03/31/04).
----    ----    ----    ----    ----    ----    ----    ----    ----    ------
5.18%   4.61%   4.81%   4.80%   4.44%   5.57%   3.45%   1.04%   0.32%    0.50% The Fund's year-to-date return through
                                                                               the most recent calendar quarter ended
                                                                               03/31/05 was 0.38%.



Average Annual Total Returns                              Past One Past Five Past Ten    Since
(as of the calendar year ended December 31, 2004)           Year     Years    Years   Inception**
          SunAmerica Money Market Fund*           Class A   0.50%    2.16%    3.45%          %
                                                  Class B  -3.93%    1.14%    2.74%          %
                                                  Class C  -0.93%    1.53%      N/A      2.23%
                                                  Class I   0.58%      N/A      N/A      0.75%


 *Includes sales charges where applicable.

**Class A shares commenced offering on October 2, 1984. Class B shares commenced offering on September 24, 1993. Class I shares commenced offering on November 16, 2001. Class C shares, which were redesignated Class II shares on December 1, 1998 and then redesignated Class C shares on February 23, 2004, commenced offering on October 2, 1997.

         Fund Highlights
----------------------------
                              ------
                                      ------------------------------------------


SUNAMERICA MUNICIPAL MONEY MARKET FUND      (CLASS A)/1/


                                    [CHART]          During the six-year period shown in the
                                                     bar chart, the highest return for a quarter
                                                     was 0.86% (quarter ended 6/30/00) and
1999     2000     2001     2002      2003      2004  the lowest return for a quarter was 0.04%
----     ----     ----     ----      ----      ----  (quarter ended 03/31/04).
2.28%    3.15%    2.05%    0.92%     0.28%     0.36%
                                                     The Fund's year-to-date return through
                                                     the most recent calendar quarter ended
                                                     03/31/05 was 0.26%.



Average Annual Total Returns                              Past One Past Five    Since
(as of the calendar year ended December 31, 2004)           Year     Years   Inception**
     SunAmerica Municipal Money Market Fund*      Class A   0.36%    1.35%      1.52%
                                                  Class B  -3.90%    0.63%      1.11%
                                                  Class C  -0.90%    0.15%      0.83%


/1/Performance information of the SunAmerica Municipal Money Market Fund shown from July 7, 2000 through November 16, 2001 is that of the Municipal Money Market Fund, a series of North American Funds (the "Prior Municipal Money Market Fund"), which was reorganized into the Fund on November 16, 2001 (the "Municipal Money Reorganization"). The Fund commenced operations upon consummation of the Municipal Money Reorganization. The Prior Municipal Money Market Fund had a similar investment objective, investment strategies and policies as the Fund. Performance information shown for periods prior to July 7, 2000 is that of the corresponding series of American General Series Portfolio Company 2 ("American General Fund"), which was reorganized into the Prior Municipal Money Market Fund on July 7, 2000. The American General Fund had the same investment subadviser and similar investment objective, investment strategies and policies as the Prior Municipal Money Market Fund. The average annual total returns of the shares of the Fund differ from those of the predecessor funds only to the extent that the Fund is subject to different sales charges and expenses. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.
  *Includes sales charges where applicable.

 **Class A and Class B shares commenced offering on November 2, 1998. Class C shares commenced offering on August 10, 2000. On November 16, 2001, upon the consummation of the Municipal Money Reorganization, Class C shares of the Prior Municipal Money Market Fund were reorganized as Class II shares of the Fund. On February 23, 2004, Class II shares were redesignated as Class C shares.

Q:  What are the Funds' expenses?

A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                         SunAmerica
                                                      Money Market Fund
                                    ------------------------------------------------       -------------
                                    Class A/(1)/ Class B/(1)/  Class C/(1)/  Class I/(1)/  Class A/(1)/
                                    -----------  -----------   -----------   -----------   -----------
SHAREHOLDER FEES (FEES PAID
 DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of offering price)          None         None          None          None          None
Maximum Deferred Sales Charge
 (Load) (as a percentage of
 original purchase price or
 redemption price, whichever is
 lower)(2)                              None        4.00%         1.00%          None          None
Maximum Sales Charge (Load)
 Imposed on Reinvested Dividends        None         None          None          None          None
Redemption Fee(3)                       None         None          None          None          None
Exchange Fee                            None         None          None          None          None
ANNUAL FUND OPERATING
 EXPENSES (EXPENSES THAT ARE
 DEDUCTED FROM FUND ASSETS)
Management Fees                        0.46%        0.46%         0.46%         0.46%         0.35%
 Distribution (and/or Service)
   (12b-1) Fees(4)                     0.15%        0.90%         0.90%          None         0.15%
 Other Expenses                        0.29%        0.35%         0.36%         0.43%         0.37%
                                       -----        -----         -----         -----         -----
Total Annual Fund Operating
 Expenses                              0.90%        1.71%         1.72%         0.89%         0.87%
Expense Reimbursement                     --           --            --         0.09%            --
                                       -----        -----         -----         -----         -----
Net Expenses                           0.90%        1.71%/(6)/    1.72%/(6)/    0.80%/(5)/    0.87%/(5)/


                                     SunAmerica Municipal
                                       Money Market Fund
                                    ----------------------------
                                      Class B/(1)/      Class C/(1)/
                                    -------------     -------------
SHAREHOLDER FEES (FEES PAID
 DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of offering price)           None              None
Maximum Deferred Sales Charge
 (Load) (as a percentage of
 original purchase price or
 redemption price, whichever is
 lower)(2)                              4.00%             1.00%
Maximum Sales Charge (Load)
 Imposed on Reinvested Dividends         None              None
Redemption Fee(3)                        None              None
Exchange Fee                             None              None
ANNUAL FUND OPERATING
 EXPENSES (EXPENSES THAT ARE
 DEDUCTED FROM FUND ASSETS)
Management Fees                         0.35%             0.35%
 Distribution (and/or Service)
   (12b-1) Fees(4)                      0.90%             0.90%
 Other Expenses                         0.64%             4.13%
                                        -----             -----
Total Annual Fund Operating
 Expenses                               1.89%             5.38%
Expense Reimbursement                   0.19%             3.68%
                                        -----             -----
Net Expenses                            1.70%/(5)(6)/     1.70%/(5)(6)/


(1) Investors wishing to purchase shares of the Funds are generally required to purchase Class A shares. Class B and Class C shares of a Fund will typically be issued (i) in exchange for Class B shares or Class C shares, respectively, of other AIG SunAmerica Mutual Funds or (ii) to shareholders who wish to invest by dollar cost averaging into Class B or C Shares of another AIG SunAmerica mutual fund. Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.


(2) A contingent deferred sales charge (CDSC) on Class A shares will apply only if (i) the original purchase was Class A of another AIG SunAmerica Mutual Fund which you subsequently exchanged into a Fund, (ii) the original purchase was $1,000,000 or more and (iii) you redeem within two years from purchase date. The contingent deferred sales charge on Class B shares applies only to redemptions made within six years from purchase date. The contingent deferred sales charge on Class C shares applies only to redemptions made within twelve months of purchase date (for purchases prior to February 23, 2004, the CDSC applies only if shares are redeemed within eighteen months of their purchase). See page 8 for more information on the CDSCs.


(3) A $15.00 fee will be imposed for wire or overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


(5) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratios set forth above. AIG SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.



(6) The Adviser and/or Distributor are voluntarily waiving fees and/or reimbursing expenses for Class B and C shares of the SunAmerica Money Market Fund and Class B and C shares of the SunAmerica Municipal Money Market Fund. The voluntary waivers and/or reimbursements are expected to continue but may be terminated at any time. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. For the SunAmerica Municipal Money Market Fund, the voluntary fee waivers and/or expense reimbursements are in addition to contractual waivers and/or reimbursements. If these fee waivers and/or expense reimbursements had been taken into account, the total net expense ratios for the following classes would have been as follows:



                          Money Market
                             Class B............ 1.32%
                             Class C............ 1.33%

                          Municipal Money Market
                             Class B............ 1.02%
                             Class C............ 1.18%

         Fund Highlights
----------------------------
                              ------
                                      ------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeemed your investment at the end of the periods indicated:


                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------

     SUN AMERICA MONEY MARKET FUND
      (Class A shares).....................    92     287      498   1,108
      (Class B shares)*+...................   574     839    1,128   1,804
      (Class C shares)+....................   275     542      933   2,030
      (Class I shares).....................    82     255      444     990

     SUNAMERICA MUNICIPAL MONEY MARKET FUND
      (Class A shares).....................    89     278      482   1,073
      (Class B shares)*+...................   573     836    1,123   1,788
      (Class C shares)+....................   273     536      923   2,009

     You would pay the following expenses if you did not redeem your shares:

                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------

     SUNAMERICA MONEY MARKET FUND
      (Class A shares)......................   92     287      498   1,108
      (Class B shares)*+....................  174     539      928   1,804
      (Class C shares)+.....................  175     542      933   2,030
      (Class I shares)......................   82     255      444     990

     SUNAMERICA MUNICIPAL MONEY MARKET FUND
      (Class A shares)......................   89     278      482   1,073
      (Class B shares)*+....................  173     536      923   1,788
      (Class C shares)+.....................  173     536      923   2,009

--------
* Class B shares generally convert to Class A shares approximately eight years after purchase, as described in the section entitled "Shareholder Account Information" on page 8. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.

+ The Adviser and/or Distributor are voluntarily waiving fees and/or reimbursing expenses for Class B and C shares of the SunAmerica Money Market Fund and Class B and C shares of the SunAmerica Municipal Money Market Fund. These fee waivers and/or expense reimbursements are not reflected in the Example above. The voluntary waivers and/or reimbursements are expected to continue but may be terminated at any time. The voluntary waivers and/or reimbursements reflected in the chart below are shown at December 31, 2004 and the exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. For the SunAmerica Municipal Money Market Fund, the voluntary fee waivers and/or expense reimbursements are in addition to contractual waivers and/or reimbursements.


  The following are your costs after these fee waivers and/or expense reimbursements:


             If you redeemed your investment at the end of the periods indicated:
                                                        1 Year                    3 Years 5 Years 10 Years
                                                        ------                    ------- ------- --------

             MONEY MARKET
              Class B..................................  534                        718     923    1,475
              Class C..................................  235                        421     729    1,601

             MUNICIPAL MONEY MARKET
              Class B..................................  504                        625     763    1,214
              Class C..................................  220                        375     649    1,432

     If you did not redeem your investment at the end of the periods indicated:

                                          1 Year   3 Years   5 Years   10 Years
                                          ------   -------   -------   --------

      MONEY MARKET
       Class B...........................  134       418       723      1,475
       Class C...........................  135       421       729      1,601

      MUNICIPAL MONEY MARKET
       Class B...........................  104       325       563      1,206
       Class C...........................  120       375       649      1,432

         Shareholder Account Information

SELECTING A SHARE CLASS

Each Fund offers a number of classes of shares through this Prospectus, including: Class A, Class B and Class C shares. The SunAmerica Money Market Fund also offers Class I shares.

Each class of shares has its own cost structure or requirements, as shown below. If you wish to purchase shares of a Fund, you will generally be required to purchase Class A shares, as Class B and Class C shares of the Fund are typically issued (i) in exchange for Class B shares or Class C shares of other AIG SunAmerica Mutual Funds or (ii) to shareholders who wish to invest by dollar cost averaging into Class B or C shares of another AIG SunAmerica mutual fund. An investor may purchase Class B shares up to $99,999.99 in any one purchase. Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.

            CLASS A                        CLASS B                    CLASS C                     CLASS I

..No front-end sales charge; all   .  No front-end sales      .  No front-end sales      .Offered exclusively to
  your money goes to work for        charge; all your money     charge; all your money    certain institutions.
  you right away.                    goes to work for you       goes to work for you    .No sales charges.
..Lower annual expenses than          right away.                right away.             .Lower annual expenses than
  Class B or Class C shares.      .  Higher annual expenses  .  Higher annual expenses    Class A, B, or C shares.
..No deferred sales charge as         than Class A shares.       than Class A shares.
  described below.                .  Deferred sales charge   .  Deferred sales charge
                                     on shares you sell         on shares you sell
                                     within six years of        within twelve months
                                     purchase, as described     of purchase, as
                                     below.                     described below.
                                  .  Automatic conversion    .  No conversion to Class
                                     to Class A shares          A.
                                     approximately eight
                                     years after purchase.
                                  .  Purchases in an amount
                                     of $100,000 or more
                                     will not be permitted.
                                     You should consult
                                     your financial adviser
                                     to determine whether
                                     other share classes
                                     are more beneficial
                                     given your
                                     circumstances.

CALCULATION OF SALES CHARGES

CLASS A. Class A shares are available with no front-end sales charge. For those Class A shares subject to a CDSC, as described on page 5, a 1.00% CDSC is imposed on shares sold within one year of original purchase and a 0.50% CDSC is imposed on shares sold after the first year and within the second year after purchase.

CLASS B. Class B shares are offered at their net asset value per share, without any front-end sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

             Years after purchase       CDSC Rate
             1st year and 2nd year      4.00%
             3rd and 4th year           3.00%
             5th year                   2.00%
             6th year                   1.00%
             7th year and 8th year      None

If you purchased Class B shares of a Fund prior to January 2, 2002, the CDSC schedule applicable at the time you originally purchased the shares will continue to apply. Any Class B shares purchased on or after January 2, 2002 will be subject to the CDSC schedule described above.

CLASS C. Class C shares are offered at their net asset value per share, without any front-end sales charge. However, there is a CDSC of 1% on shares you sell within 12 months of buying them.

DETERMINATION OF CDSC. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

If you acquired your Class B or Class C shares in connection with the reorganization of a North American Fund into your Fund, the CDSC schedule applicable at the time you originally purchased your shares will continue to apply (even if you exchange your shares for shares of another fund distributed by AIG SunAmerica Capital Services, Inc.). Any Class B or Class C shares that you purchase subsequent to the reorganization will be subject to the CDSC schedule described above. See the Statement of Additional Information for information on the CDSC schedule imposed by North American Funds that may continue to be applicable to your shares.

For purposes of the deferred sales charge, we count all purchases you make during a calendar month as having been made on the FIRST day of that month.

SALES CHARGE WAIVERS

WAIVERS FOR CERTAIN INVESTORS. We will generally waive the deferred sales charge for CLASS B or CLASS C shares in the following cases:

   . within one year of the shareholder's death or becoming legally disabled
     (individual and spousal joint tenancy accounts only)

   . taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which AIG Federal Savings Bank (DBA SunAmerica Trust Company) serves as a fiduciary and in which the plan participant or accountholder has attained the age of 59 1/2 at the time the redemption is made

   . Fund Directors and other individuals, and their families, who are affiliated with any Fund or any Fund distributed by AIG SunAmerica Capital Services, Inc.

   . payments made through the Systematic Withdrawal Plan (subject to certain conditions)

To utilize: if you think you may be eligible for a deferred sales charge waiver, contact your broker or financial advisor, or consult the statement of additional information.

REINSTATEMENT PRIVILEGE. If you sell shares of a Fund, within one year after the sale, you may invest some or all of the proceeds in the same share class of the Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s). If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale.

DISTRIBUTION AND SERVICE FEES

Each class of shares (other than Class I) of each Fund has its own 12b-1 plan, which allows for distribution and account maintenance and service fees (payable to AIG SunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:

                                        ACCOUNT MAINTENANCE AND
                 CLASS DISTRIBUTION FEE       SERVICE FEE
                   A         None                .15%
                   B         .75%                .15%
                   C         .75%                .15%

Because 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT (CLASSES A, B AND C)

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investments for the Funds are as follows:

  .  non-retirement account: $500

  .  retirement account: $250

  .  dollar cost averaging: $500 to open; you must invest at least $25 a month

   The minimum subsequent investments for a Fund are as follows:

  .  non-retirement account: $100

  .  retirement account: $25

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the information on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.


As part of your application, you are required to provide information regarding your personal identification that is required under anti-money laundering laws, including the USA PATRIOT Act of 2001, as amended (the "PATRIOT Act"). If we are unable to obtain the required information, your application will be considered to be not in good order, and it therefore cannot be processed. Your application and any check or other deposit that accompanied your application will be returned to you. Applications must be received in good order under the PATRIOT Act requirements and as otherwise required in this prospectus in order to receive that day's net asset value. In addition, applications received in good order are nevertheless subject to customer identification verification procedures under the PATRIOT Act. We may ask to see your driver's license or other identifying documents. We may share identifying information with third parties for the purpose of verification. If your identifying information cannot be verified within 48 hours of receipt of your application, the account will not be processed and your original investment that accompanied the application will be redeemed at the then current net asset value and returned to you. In these circumstances, the amount redeemed may be less than your original investment and may have tax implications. Consult with your tax advisor for details. Non-resident aliens will not be permitted to establish an account through the check and application process with the transfer agent.


If you invest in the Fund through your dealer, broker or financial advisor, your dealer, broker or financial advisor may charge you a transaction-based or other fee for its services in connection with the purchase or redemption of fund shares. These fees are in addition to those imposed by the Fund and its affiliates. You should ask your dealer, broker or financial advisor about its applicable fees.

         Shareholder Account Information


HOW TO BUY SHARES (CLASSES A, B AND C)


Buying Shares Through Your Dealer

You can buy shares through any dealer, broker or financial institution that has a selling agreement with AIG SunAmerica Capital Services, Inc. Your dealer will place your order with the Fund on your behalf.

Buying Shares Through the Fund

Opening an Account                                 Adding to an Account

By check

--------------------------------------------------------------------------------

  .  Make out a check for the               .  Make out a check for the
     investment amount, payable to             investment amount, payable to
     the specific Fund or payable              the specific Fund or payable
     to AIG SunAmerica Mutual                  to AIG SunAmerica Mutual
     Funds. An account cannot be               Funds. Shares cannot be
     opened with a Fund check.                 purchased with a Fund check.
  .  Deliver the check and your             .  Include the stub from your
     completed Account Application             Fund statement or a note
     (and Supplemental Account                 specifying the Fund name,
     Application, if applicable)               your share class, your
     to:                                       account number and the
                                               name(s) in which the account
       (via regular mail)                      is registered.
       AIG SunAmerica Mutual Funds          .  Indicate the Fund and account
       c/o BFDS                                number in the memo section of
       PO Box 219186                           your check.
       Kansas City, MO 64121-9186           .  Deliver the check and your
                                               stub or note to your broker
       (via express, certified and             or financial advisor, or mail
       registered mail)                        them to:
       AIG SunAmerica Mutual Funds
       c/o BFDS                                  (via regular mail)
       330 W 9th St.                             AIG SunAmerica Mutual Funds
       Kansas City, MO 64105-1514                c/o BFDS
                                                 PO Box 219373
  .  All purchases must be in U.S.               Kansas City, MO 64121-9373
     dollars. Cash, money orders
     and/ or travelers checks will               (via express, certified and
     not be accepted. A $25.00 fee               registered mail)
     will be charged for all                     AIG SunAmerica Mutual Funds
     checks returned due to                      c/o BFDS
     insufficient funds.                         330 W 9th St.
  .  Accounts can only be opened                 Kansas City, MO 64105-1514
     by check by a non-resident
     alien or on funds drawn from
     a non-U.S. bank if they are
     processed through a brokerage
     account or the funds are
     drawn from a U.S. branch of a
     non-U.S. bank. A personal
     check from an investor should
     be drawn from the investor's
     bank account. In general,
     starter checks, cash
     equivalents, stale-dated or
     post- dated checks will not
     be accepted.

By wire

--------------------------------------------------------------------------------

         .  Fax your completed            .  Instruct your bank
            application to AIG               to wire the amount
            SunAmerica Fund                  of your investment
            Services, Inc. at                to:
            201-324-6496.
         .  Obtain your account                State Street Bank
            number by calling                  & Trust Company
            Shareholder Services               Boston, MA
            1-800-858-8850.                    ABA #0110-00028
         .  Instruct your bank                 DDA # 99029712
            to wire the amount
            of your investment                 ATTN: (Put Name of
            to:                                Fund and Share
                                               Class).
              State Street Bank
              & Trust Company                  FBO: (Account
              Boston, MA                       number & names in
              ABA #0110-00028                  which the Acct. is
              DDA # 99029712                   registered).

              ATTN: (Put Name of           Your bank may charge a
              Fund and Share               fee to wire funds.
              Class).

              FBO: (Account
              number & names in
              which the Acct. is
              registered).

       Your bank may charge a
       fee to wire funds.

To open or add to an account using dollar cost averaging, see "Additional Investor Services."

HOW TO SELL SHARES (CLASSES A, B AND C)


Selling Shares Through Your Dealer

You can sell shares through any dealer, broker or financial institution that has a selling agreement with AIG SunAmerica Capital Services, Inc. Your dealer will place your order with the Fund on your behalf.


Selling Shares Through the Funds


By mail

--------------------------------------------------------------------------------


 Send your request to:                     Your request should include:

        Via Regular mail                     .  Your name
        AIG SunAmerica Mutual Funds          .  Fund name, share class and
        c/o BFDS                                account number
        PO Box 219186                        .  The dollar amount or number
        Kansas City, MO 64121-9186              of shares to be redeemed
                                             .  Any special payment
        Via express, certified and              instructions
        registered mail                      .  The signature of all
        AIG SunAmerica Mutual Funds             registered owners exactly as
        c/o BFDS                                the account is registered, and
        330 West 9th Street                  .  Any special documents
        Kansas City, MO 64105-1514              required to assure proper
                                                authorization.
                                             .  A $15.00 fee will be imposed
                                                for overnight mail redemptions


By phone

--------------------------------------------------------------------------------

      .  Call Shareholder Services at
         1-800-858-8850 between 8:30
         am and 7:00 pm Eastern Time
         on most business days.
      .  Or, for automated 24-hour
         account access call FastFacts
         at 1-800-654-4760.

By wire

--------------------------------------------------------------------------------


    If banking instructions exist on    If the account registration at
    your account, this may be done by   your bank is different than your
    calling Shareholder Services at     ac-count at AIG SunAmerica, your
    1-800-858-8850 between 8:30 a.m.    request must be medallion
    and 7:00 p.m. (Eastern time) on     guaran-teed. A notarization is not
    most business days. Otherwise, you  acceptable.
    must provide a voided check, and
    in writing, the following           Minimum amount to wire money is
    in-formation:                       $250. A $15 fee will be de-ducted
                                        from your account.
      .  The Fund name, share class
         and account number you are
         redeeming,
      .  Bank or financial institution
         name,
      .  ABA routing number,
      .  Account number, and
      .  Account registration.


By internet:

--------------------------------------------------------------------------------

    Visit our web site at               Proceeds for all transactions will
    WWW.SUNAMERICAFUNDS.COM, and        normally be sent on the business
    select the "View Your Account"      day after the trade date.
    hyperlink (generally not available  Additional documents may be
    for retire-ment accounts).          required for certain transactions.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services".

CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE:


To protect you and the Funds from fraud, the following redemption requests must be in writing and include a signature guarantee (although there may be other situations that also require a signature guarantee) if:



  .  Redemptions are in the amount of $100,000 or more


  .  The proceeds are to be payable other than as the account is registered

         Shareholder Account Information


  . The redemption check is to be sent to an address other than the address of record

  .  Your address of record has changed within the previous 30 days

  .  Shares are being transferred to an account with a different registration

  . Someone (such as an Executor) other than the registered shareholder(s) is redeeming shares. Additional documents may be required.


You can generally obtain a medallion guarantee from the following sources:


  .  A broker or securities dealer

  .  A federal savings, cooperative or other type of bank

  .  A savings and loan or other thrift institution

  .  A credit union

  .  A securities exchange or clearing agency.


A notary public CANNOT provide a medallion guarantee.


OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS I)

Class I shares of the SunAmerica Money Market Fund are offered exclusively for sale to certain trust institutions, bank trust departments, group plans and employee plans that have an agreement with AIG SunAmerica Capital Services, Inc. to sell Class I shares. Inquiries regarding the purchase, redemption or exchange of Class I shares or the making or changing of investment choices should be directed to your financial advisor or plan administrator.

TRANSACTION POLICIES (ALL FUNDS AND CLASSES)

VALUATION OF SHARES. The net asset value per share (NAV) for each Fund and each class is determined each business day at the close of regular trading on the New York Stock Exchange (general 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Fund also will be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund's shares may change on days when you will not be able to purchase or redeem your shares. It is the intention of each Fund to maintain a net asset value per share of $1.00, although there can be no assurance that each Fund will be able to do so. In accordance with the rules and regulations of the Securities and Exchange Commission, each Fund intends to value its portfolio securities based upon their amortized cost. This entails initially valuing a security at its cost and thereafter assuming a constant amortization to maturity of any premium or discount regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by the amortized cost method, is higher or lower than the price the Fund would receive if it sold the instrument.


BUY AND SELL PRICES. When you buy Class C shares, you pay the NAV plus any applicable front-end sales charges, as described earlier. When you sell Class A, B or C shares, you receive the NAV minus any applicable CDSCs. When you buy Class A, Class B or Class I shares, you pay the NAV. When you sell Class I shares, you receive NAV.


EXECUTION OF REQUESTS. Each Fund is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If a Fund or AIG SunAmerica Capital Services, Inc. receives your order before the Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If a Fund or AIG SunAmerica Capital Services, Inc. receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Fund before its close of business. Each Fund and AIG SunAmerica Capital Services, Inc. reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Fund may temporarily postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash. However, each Fund has made an election that requires it to pay a certain portion of redemption proceeds in cash.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing or, you may visit our website at www.sunamericafunds.com, or call FastFacts at 1-800-654-4760.


EXCHANGES. You may exchange shares of a Fund for shares of the same class of any other fund distributed by AIG SunAmerica Capital Services, Inc. except for SunAmerica Senior Floating Rate Fund. However, exchanges of shares may be subject to applicable sales charges imposed by the fund into which you would like to exchange. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class B shares of a Fund that you purchased prior to January 2, 2002 for another Fund's Class B shares (which currently have a longer CDSC schedule). Also, if you exchange shares acquired in connection with the reorganization of a North American Fund into your Fund for another Fund's shares, the CDSC schedule applicable at the time you originally purchased the shares of the North American Fund will continue to apply.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. The Funds may change or cancel their exchange privileges at any time, upon 60 days' written notice to their shareholders. The Funds may also refuse any exchange order without notice.

CERTIFICATED SHARES. The Funds do not issue certificated shares.

MARKET TIMING TRADING POLICIES AND PROCEDURES


MARKET TIMING POLICIES. The SunAmerica Mutual Funds discourage excessive or short-term trading, often referred to as "market timing", and seek to restrict or reject such trading or take other action, as described below, if in the judgment of a Fund or any of its service providers, such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. The Funds' Board of Directors has adopted policies and procedures with respect to such trading, which are described in this section.



All Fund shareholders are subject to these policies and procedures, regardless of how their shares were purchased or are otherwise registered with the Fund's transfer agent. While the Funds' expectation is that the market timing policies will be enforced by financial intermediaries pursuant to the Funds' prospectuses, the Funds may be limited in their ability to monitor the trading activity or enforce the Funds' market timing trading policies and procedures with respect to certain customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.


RISKS FROM MARKET TIMERS. Depending on various factors, including the size of a Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, excessive short-term trading may interfere with efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.


MARKET TIMING PROCEDURES. The Funds' procedures include committing staff of the Funds' shareholder services agent to monitor trading activity in the Funds on a regular basis by selectively reviewing transaction reports in an effort to identify trading activity that may be excessive or short-term and detrimental to a Fund. Factors considered in the monitoring process include, but may no be limited to, the frequency of transactions by the financial intermediary, the Fund's investment objective, the size of a Fund and the dollar amount of the transaction. In the event that such trading activity is identified and based on the information the Fund and its service providers in their sole discretion conclude that the trading may be detrimental to the Fund, the Funds reserve the right to temporarily or permanently bar your future purchases into AIG SunAmerica Funds or, alternatively, may limit the amount, number of frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange between funds).



Though implementation of the Funds' procedures involve judgments that are inherently subjective and involve some selectivity in their application, the Funds and the Funds' service providers seek to make judgments that are consistent with the interests of the Funds' shareholders. There is no assurance that the Funds or their service providers will gain access to any or all information necessary to detect market timing. While the Funds will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Funds cannot represent that such trading activity can be completely eliminated.



DISCLOSURE OF PORTFOLIO HOLDINGS



For more information on the Fund's policies and procedures for disclosing confidential portfolio holdings information please refer to the SAI.

         Shareholder Account Information


ADDITIONAL INVESTOR SERVICES (CLASSES A, B AND C)

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder Services at 1-800-858-8850.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by AIG SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:

  .  You must have at least $5,000 worth of shares in your account.

  . Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

  . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Fund periodically for the same class of shares of one or more other funds distributed by AIG SunAmerica Capital Services, Inc. except for SunAmerica Senior Floating Rate Fund. To use:

  . Specify the fund(s) distributed by AIG SunAmerica Capital Services, Inc. from which you would like money withdrawn and into which you would like money invested.

  . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months, and specify the date.

  .  Specify the amount(s). Each exchange must be worth at least $50.

  . Accounts must be registered identically; otherwise a signature guarantee will be required.

RETIREMENT PLANS. AIG SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Roth IRAs, Simple IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, Individual 401(k) plans, 529 plans and other pension and profit-sharing plans. Using these plans, you can invest in any fund distributed by AIG SunAmerica Capital Services, Inc. with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850.

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

Account Mailings:

ACCOUNT STATEMENTS. Generally, account statements are mailed to dealers and shareholders on a quarterly basis.

TRANSACTION CONFIRMATIONS. Generally, you will receive an account confirmation:

  . After every transaction that affects your account balance (except a dividend reinvestment, automatic purchase, automatic redemption or systematic exchange).

  . After any changes of name or address of the registered owner(s), or after certain account option changes.

IRS TAX FORMS. Every year you should also receive, if applicable, and IRS Form 1099 tax information statement, mailed by January 31/st/.


These mailings apply to accounts opened through the Funds. Accounts opened through a broker/dealer firm will receive statements from that financial institution.



PROSPECTUSES, ANNUAL, AND SEMI-ANNUAL REPORTS. As an alternative to regular mail, you may elect to receive these reports via electronic delivery. To enroll for this option, Visit our web site at WWW.SUNAMERICAFUNDS.COM, and select the "Go Paperless" hyperlink (Note: this option is only available to accounts opened through the Funds.)


DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are declared daily and paid monthly by the Funds. Capital gains distributions, if any, are paid annually by the Funds.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Fund and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any fund distributed by AIG SunAmerica Capital Services, Inc. or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850, to change dividend and distribution payment options. The per share dividends on Class I shares will generally be higher than the per share dividends on Class A, Class B and Class C shares of the same Fund as a result of the fact that Class I shares are not subject to any distribution or service fee.

TAXABILITY OF DIVIDENDS. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders. Consequently, dividends you receive from the SunAmerica Money Market Fund, whether reinvested or taken as cash, are generally considered taxable. It is anticipated that substantially all of the distributions from the Money Market Fund will be taxed as ordinary income. It is anticipated that dividends you receive from the SunAmerica Municipal Money Market Fund generally will be exempt from federal income tax. Corporations will not be entitled to take a dividends-received deduction for dividends they receive from a Fund.

Some dividends paid in January may be taxable as if they had been paid the previous December.

The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax advisor. As qualified plans, the employee retirement plans that invest in Class I generally pay no federal income tax. Individual participants in the plan should consult their plan documents and their own tax advisors for information on the tax consequences associated with participating in the plans.

OTHER TAX CONSIDERATIONS. If you are neither a resident nor a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies.

By law, the Funds must withhold 30% in the year 2003, 29% in the years 2004 and 2005 and 28% in the year 2006 and later years of your reportable distributions and redemption proceeds if you have not provided a correct taxpayer identification number or social security number.

This section summarizes some of the consequences under current United States federal income tax law of an investment in a Fund. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Fund under all applicable laws.

SMALL ACCOUNTS (OTHER THAN CLASS I). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged at the annual rate of $24 charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance, the effects of sales charges, or administrative fees (for retirement plans only).

         More Information About the Funds


                            FUND INVESTMENT STRATEGIES

       Each Fund has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Fund's investment approach. Following this chart is a glossary that further describes the investment and risk terminology that we use. Please review the glossary in conjunction with this chart.




                                            SUNAMERICA MONEY             SUNAMERICA MUNICIPAL
                                              MARKET FUND                 MONEY MARKET FUND
What is the Fund's investment goal? seeks as high a level of current seeks as high a level of
                                    income as is consistent with     current income as is
                                    liquidity and stability of       consistent with liquidity and
                                    capital                          stability of capital and that
                                                                     is exempt from regular
                                                                     federal income taxation
--------------------------------------------------------------------------------------------------
What principal investment strategy  invests primarily in high-       invests primarily in high-
does the Fund use to implement its  quality, short-term money        quality money market
investment goal?                    market instruments selected      instruments selected
                                    principally on the basis of      primarily on the basis of
                                    quality and yield                quality and yield that are
                                                                     exempt from regular federal
                                                                     income tax. Under normal
                                                                     market conditions, the
                                                                     Fund invests at least 80% of
                                                                     its assets in municipal
                                                                     securities which pay income
                                                                     exempt from regular federal
                                                                     income taxes. The Fund's
                                                                     assets include its net assets
                                                                     plus any borrowing for
                                                                     investment purposes.
                                                                     Municipal securities may
                                                                     include private activity
                                                                     bonds, the interest on which
                                                                     is subject to the federal
                                                                     alternative minimum tax
                                                                     (AMT).
--------------------------------------------------------------------------------------------------
What are the Fund's principal       invests in high-quality, short-  invests in high-quality,
investment techniques?              term money market                short-term money market
                                    instruments, including U.S.      securities that are exempt
                                    government securities,           from regular federal income
                                    certificates of deposit,         tax, including municipal
                                    bankers' acceptances and time    fixed-income securities with
                                    deposits; commercial paper       remaining maturities of 13
                                    and other short-term             months or less, municipal
                                    obligations of U.S. and          commercial paper variable
                                    foreign corporations;            rate demand notes, auction
                                    repurchase agreements;           rate preferred stock and
                                    reverse repurchase               other adjustable rate
                                    agreements; and asset-backed     securities that are exempt
                                    securities                       from federal income
                                                                     taxation and liquid Rule
                                                                     144A securities
--------------------------------------------------------------------------------------------------
What principal risks may affect the .interest rate fluctuations      .interest rate fluctuations
Fund?                               .credit risk                     .credit risk
                                    .securities selection            .securities selection
--------------------------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

         More Information About the Funds


       GLOSSARY

       The two best-known debt rating agencies are Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc.

INVESTMENT TERMINOLOGY

ADJUSTABLE RATE SECURITIES (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula.

ASSET-BACKED SECURITIES issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

BANKERS' ACCEPTANCES are time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity and represent direct or contingent obligations of commercial banks.

CERTIFICATES OF DEPOSIT are interest-bearing time deposits representing direct or contingent obligations of commercial banks.

COMMERCIAL PAPER is short-term notes (up to 12 months) issued by corporations or governmental bodies, including variable amount master demand notes.

FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. An investment grade fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the Adviser).

MUNICIPAL BOND is a debt obligation of a state or local government entity, which may support general governmental needs or special projects.

MUNICIPAL COMMERCIAL PAPER consists of short term obligations of a municipality. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or as interim construction financing. Municipal commercial paper, in many cases, is backed by a letter of credit lending agreement, repurchase agreement or other credit facility agreement offered by banks or other institutions.

MUNICIPAL NOTES are notes issued by local, regional and state governments to meet their short-term funding requirements.


MUNICIPAL SECURITIES include municipal bonds, municipal commercial paper and municipal notes.


REPURCHASE AGREEMENTS are agreements in which the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months.

REVERSE REPURCHASE AGREEMENTS are agreements in which a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund.

RULE 144A securities are investments purchased and sold in large institutional markets. Many of these transactions are exempted from the registration requirements under the securities laws pursuant to Rule 144A under the Securities Act of 1933, as amended.

SHORT-TERM MONEY MARKET INSTRUMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit.

STABILITY OF CAPITAL means investing in a manner that tries to protect the value of an investment against market movements and other economic events.


U.S. GOVERNMENT SECURITIES are issued or guaranteed as to principal and interest, by the U.S. government, its agencies or instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

VARIABLE RATE DEMAND NOTES, OR VRDNS, are either taxable or tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days notice.

RISK TERMINOLOGY

CREDIT RISK: The risk that the issuer in which a Fund invests will fail financially or otherwise fail to honor its obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

INTEREST RATE FLUCTUATIONS: Because a Fund may hold a money market security until maturity, during a period of declining interest rates, the Fund may have to replace such security with a lower yielding security, thus decreasing the net investment income for the Fund and dividends to shareholders.

SECURITIES SELECTION: A strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

         Fund Management


ADVISER. AIG SunAmerica Asset Management Corp. ("AIG SunAmerica") selects and manages the investments, provides various administrative services and supervises the daily business affairs of each Fund, except to the extent it has delegated portfolio management of a Fund to a subadviser.


AIG SunAmerica was organized in 1982 under the laws of Delaware, and manages, advises and/or administers in excess of $43 billion of assets as of March 31, 2004. In addition to managing the Funds, AIG SunAmerica serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, VALIC Company I, VALIC Company II, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Trust and SunAmerica Focused Series, Inc.



For the fiscal year ended December 31, 2004, the SunAmerica Money Market Fund paid AIG SunAmerica a fee equal to .46% of average daily net assets.



The SunAmerica Money Market Fund is managed by AIG SunAmerica.



The portfolio manager of the Fund is Brian H. Wiese. Mr. Wiese joined AIG SunAmerica in December 1995, and has been primarily responsible for the day-to-day management of the Fund since 2002. Prior to assuming full responsibility of the Fund, Mr. Wiese was a member of the Retirement Plans Department. In February 1997, he joined the Investment Department as an assistant on the fixed income desk. In April 1998, he was named Assistant Portfolio Manager of the Fund. Mr. Wiese received his Bachelor of Arts in Economics from Fairfield University.


Prior to November 16, 2001, the SunAmerica Municipal Money Market Fund operated as the Municipal Money Market Fund of North American Funds. For the fiscal year ended October 31, 2001, the Prior Municipal Money Market Fund paid its adviser 0.35% of the Fund's average daily net assets. From November 16, 2001 to December 31, 2001, the SunAmerica Municipal Money Market Fund paid SunAmerica a fee equal to 0.35% of average daily net assets.


The SunAmerica Municipal Money Market Fund is subadvised by AIG Global Investment Corp. ("AIGGIC"). AIGGIC is located at 70 Pine Street, New York, New York 10270, and is responsible for investment decisions for the Fund. AIGGIC is an AIG SunAmerica affiliate and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice, and market asset management products and services to clients around the world. As of March 31, 2004, AIGGIG managed approximately $493 billion, of which approximately $421 billion relates to AIG affiliates and $72 billion relates to client assets. These figures do not include assets sub-advised to third party managers. As of the fiscal year ended December 31, 2004, AIGGIC received an annual fee for its services at the rate of .25% of the Fund's average daily net assets. This fee is paid by AIG SunAmerica and not the SunAmerica Municipal Money Market Fund.


J. Hutchison Bryan, Jr. CFA is the portfolio manager for the SunAmerica Municipal Money Market Fund and a Vice President and Portfolio Manager of the Tax-Exempt Fixed Income Group at AIGGIC. Mr. Bryan joined AIGGIC as a result of the acquisition of American General Corporation by AIGGIC's parent in August 2001. He joined American General Corporation in March 2000 where he was Director--Municipal Bonds. Prior to joining American General Corporation, he spent 9 years at Chase Bank of Texas, including 6 years as a municipal analyst, trader, and portfolio manager.

Mr. Stevenson is a Portfolio Assistant/Credit Analyst within the Tax-Exempt Fixed Income Group. Prior to joining AIGGIG in 2001, Peter worked for two years as a sales/trading assistant at George K. Baum & Company. Peter is a graduate of the University of Vermont, where he was recipient of the Malcolm F. Severance Finance Award, and a member of several academic honor societies, including Beta Gamma Sigma, Mortarboard, and Golden Key.

DISTRIBUTOR. AIG SunAmerica Capital Services, Inc. distributes the Funds' shares. The Distributor, an AIG SunAmerica company, receives initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Fund's 12b-1 plans.

SHAREHOLDER SERVICING AGENT. AIG SunAmerica Fund Services, Inc. assists the Funds' transfer agent in providing shareholder services.

The Adviser, the Distributor and the Shareholder Servicing Agent are all located in Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 and 2929 Allen Parkway, Houston, TX 77019.

         Financial Highlights

The Financial Highlights table for each Fund is intended to help you understand each Fund's financial performance since inception or for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are incorporated by reference in the Funds' Statement of Additional Information (SAI) which is available upon request.

SUNAMERICA MONEY MARKET FUND

                                             Dividends                                                    Ratio of net
                       Net Asset    Net      from net  Net Asset              Net Assets   Ratio of        investment
                         Value    invest-     invest-    Value                  end of     expenses          income
Period                 beginning    ment       ment     end of     Total        period    to average       to average
Ended                  of period income/(1)/  income    period   Return/(2)/   (000's)    net assets       net assets
------                 --------- ----------  --------- --------- ----------   ---------- ----------       ------------
                                                         Class A
          -                -         -                   -------                  -          -                 -
12/31/00..............  $1.000     $0.054     $(0.054)  $1.000      5.57%     $  971,137    0.95%             5.47%
12/31/01..............   1.000      0.034      (0.034)   1.000      3.45       1,087,329    0.93              4.04
12/31/02..............   1.000      0.010      (0.010)   1.000      1.04/(6)/  1,751,812    0.90              0.99
12/31/03..............   1.000      0.003      (0.003)   1.000      0.32       1,644,603    0.88              0.32
12/31/04..............   1.000      0.005      (0.005)   1.000      0.50       1,630,353    0.90              0.49
                                                         Class B
          -                -         -                   -------                  -          -                 -
12/31/00..............  $1.000     $0.046     $(0.046)  $1.000      4.72%     $   24,090    1.76%/(4)/        4.62%/(4)/
12/31/01..............   1.000      0.025      (0.025)   1.000      2.57          55,066    1.75/(4)/         3.76/(4)/
12/31/02..............   1.000      0.003      (0.003)   1.000      0.28/(6)/     64,815    1.64/(4)/         0.26/(4)/
12/31/03..............   1.000      0.000       0.000    1.000      0.03          44,529    1.18/(4)/         0.03/(4)/
12/31/04..............   1.000      0.001      (0.001)   1.000      0.07          42,437    1.32/(4)/         0.06/(4)/
                                                         Class C+
          -                -         -                   --------                 -          -                 -
12/31/00..............  $1.000     $0.046     $(0.046)  $1.000      4.73%     $   11,012    1.75%/(4)/        4.67%/(4)/
12/31/01..............   1.000      0.026      (0.026)   1.000      2.63          33,644    1.69/(4)/         3.51/(4)/
12/31/02..............   1.000      0.003      (0.003)   1.000      0.27/(6)/     30,285    1.66/(4)/         0.26/(4)/
12/31/03..............   1.000      0.000       0.000    1.000      0.03          20,290    1.18/(4)/         0.03/(4)/
12/31/04..............   1.000      0.001      (0.001)   1.000      0.07          16,985    1.33/(4)/         0.06/(4)/
                                                         Class I
          -                -         -                   -------                  -          -                 -
11/16/01-12/31/01/(3)/  $1.000     $0.002     $(0.002)  $1.000      0.20%     $    8,336    0.80%/(4)(5)/     0.84%/(4)(5)/
12/31/02..............   1.000      0.011      (0.011)   1.000      1.13/(6)/      9,195    0.80/(4)/         1.12/(4)/
12/31/03..............   1.000      0.004      (0.004)   1.000      0.43           9,636    0.77/(4)/         0.43/(4)/
12/31/04..............   1.000      0.006      (0.006)   1.000      0.58          11,895    0.80/(4)/         0.59/(4)/

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.



(3) Commencement of sales of respective class of shares


(4) Net of the following expense reimbursements (based on average net assets):



        12/31/00 12/31/01 12/31/02 12/31/03 12/31/04
   -    -------- -------- -------- -------- --------
Class B   0.18%    0.05%    0.04%    0.51%    0.39%
Class C     --       --     0.04     0.53     0.39
Class I     --     0.24     0.14     0.02     0.09



(5) Annualized


(6) The total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.


+ Effective February 23, 2004 Class II shares were redesignated as Class C shares.

         Financial Highlights

SUNAMERICA MUNICIPAL MONEY MARKET FUND

                                                Dividends                                                   Ratio of net
                          Net Asset    Net      from net  Net Asset             Net Assets    Ratio of       investment
                            Value    invest-     invest-    Value                 end of      expenses         income
Period                    beginning    ment       ment     end of     Total       period     to average      to average
Ended                     of period income/(1)/  income    period   Return/(2)/  (000's)   net assets/(5)/ net assets/(5)/
------                    --------- ----------  --------- --------- ----------  ---------- --------------  --------------
                                                           Class A
                                                            -------
10/31/00/(6)/............  $1.000     $0.030     $(0.030)  $1.000      3.06%     $  4,452       0.97%           3.03%
10/31/01/(6)/............   1.000      0.020      (0.020)   1.000      2.39         3,972       0.78            2.39
11/01/01-12/31/01/(6)/...   1.000      0.013      (0.013)   1.000      2.05         3,829       0.62/(3)/       1.71/(3)/
12/31/02.................   1.000      0.009      (0.009)   1.000      0.92        88,050       0.78            0.71
12/31/03.................   1.000      0.003      (0.003)   1.000      0.28       113,802       0.81            0.28
12/31/04.................   1.000      0.004      (0.004)   1.000      0.36        97,374       0.87            0.35
                                                           Class B
                                                            -------
10//31/00/(6)/...........  $1.000     $0.030     $(0.030)  $1.000      2.48%     $  2,777       1.54%           2.44%
10/31/01/(6)/............   1.000      0.020      (0.020)   1.000      2.39         2,613       0.78            2.38
11/01/01-12/31/01/(6)/...   1.000      0.008      (0.008)   1.000      1.97         2,618       1.13/(3)/       1.27/(3)/
12/31/02.................   1.000      0.002      (0.002)   1.000      0.24         3,714       1.39            0.16
12/31/03.................   1.000      0.001      (0.001)   1.000      0.10         3,168       0.98            0.11
12/31/04.................   1.000      0.001      (0.001)   1.000      0.10           497       1.02            0.10
                                                           Class C+
                                                           --------
08/10/00-10/31/00/(4)(6)/  $1.000     $0.010     $(0.010)  $1.000      0.71%     $    108       0.75%/(3)/      2.78%/(3)/
10/31/01/(6)/............   1.000      0.020      (0.020)   1.000      2.40           136       0.78            2.33
11/01/01-12/31/01/(6)/...   1.000      0.008      (0.008)   1.000      1.97           195       1.15/(3)/       1.14/(3)/
12/31/02.................   1.000      0.002      (0.002)   1.000      0.24           170       1.39            0.19
12/31/03.................   1.000      0.001      (0.001)   1.000      0.10           258       1.00            0.11
12/31/04.................   1.000      0.001      (0.001)   1.000      0.10           223       1.18            0.10

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3) Annualized
(4) Commencement of sales of respective class of shares
(5) Net of the following expense reimbursements (based on average net assets):


        10/31/00    10/31/01 12/31/01(5) 12/31/02 12/31/03 12/31/04
        --------    -------- ----------- -------- -------- --------
Class A   0.47%       1.18%     2.51%      0.20%    0.03%    0.00%
Class B   0.46        1.18      2.59       1.25     1.03     0.87
Class C   0.41/(3)/   1.18      7.84       9.68     7.45     4.20


(6) The financial information for the periods prior to November 16, 2001 reflects the financial information for the North American Municipal Money Market Fund.

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

         For More Information

The following documents contain more information about the Funds and are available free of charge upon request:


   ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on fund holdings.



   STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference, which means it is legally part of this prospectus.


You may obtain copies of these documents or ask questions about the Funds by contacting: AIG SunAmerica Fund Services, Inc. at 800-858-8850, by visiting our web site at www.sunamericafunds.com, or by calling your broker or financial advisor.


Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.


You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.



DISTRIBUTOR: AIG SunAmerica Capital Services, Inc.

The Funds are series of SunAmerica Money Market Funds, Inc.

INVESTMENT COMPANY ACT
File No. 811-03807


MMPRO-4/05

                       SUNAMERICA MONEY MARKET FUNDS, INC.

                       Statement of Additional Information


                                dated May 1, 2005



Harborside Financial Center                               General Marketing and
3200 Plaza 5                                            Shareholder Information
Jersey City, NJ  07311-4992                                      (800) 858-8850


     SunAmerica Money Market Funds, Inc. (the "Company") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company currently has two investment portfolios, or series, both of which are diversified within the meaning of the 1940 Act: the SunAmerica Money Market Fund ("Money Market Fund") and the SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund"). The Money Market Fund seeks as high a level of current income as is consistent with liquidity and stability of capital. The Municipal Money Market Fund seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation.


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of SunAmerica Money Market Funds, Inc. dated May 1, 2005. To obtain a Prospectus, free of charge, please call the Company at (800) 858-8850. The Prospectus is incorporated by reference into this Statement of Additional Information. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.


     No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company, AIG SunAmerica Asset Management Corp. ("AIG SunAmerica" or "SAAMCO" or the "Adviser") or AIG SunAmerica Capital Services, Inc. ("AIG SACS" or the "Distributor"). This Statement of Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

                                TABLE OF CONTENTS
                                                                                                      Page
                                                                                                      ----
TABLE OF CONTENTS........................................................................................2

THE COMPANY..............................................................................................3

INVESTMENT OBJECTIVES AND POLICIES.......................................................................3

INVESTMENT RESTRICTIONS.................................................................................19

DIRECTORS AND OFFICERS..................................................................................22

ADVISER, SUBADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTORAND SHAREHOLDER SERVICING AGENT............28

PROXY VOTING POLICIES AND PROCEDURES....................................................................35

PORTFOLIO TRANSACTIONS AND BROKERAGE....................................................................37

ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES.....................................................38

ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES...................................................43

EXCHANGE PRIVILEGE......................................................................................44

DETERMINATION OF NET ASSET VALUE........................................................................44

DIVIDENDS, DISTRIBUTIONS AND TAXES......................................................................45

RETIREMENT PLANS........................................................................................49

DESCRIPTION OF SHARES...................................................................................50

ADDITIONAL INFORMATION..................................................................................52

FINANCIAL STATEMENTS....................................................................................55

APPENDIX 56

                                   THE COMPANY

     The Company is an open-end management investment company organized in Maryland in 1983. The Company currently offers shares of two series: the SunAmerica Money Market Fund (the "Money Market Fund") and SunAmerica Municipal Money Market Fund (the "Municipal Money Market Fund") (each, a "Fund," and collectively, the "Funds"). Both of the Funds are diversified within the meaning of the 1940 Act.

     Class A shares commenced offering on October 2, 1984. Class B shares commenced offering on September 24, 1993. Class C shares of the Money Market Fund commenced offering on October 2, 1997. On December 1, 1998, Class C shares of the Money Market Fund were redesignated as Class II shares. Effective February 23, 2004, Class II shares of the Money Market Fund were redesignated as Class C shares. Class I shares of the Money Market Fund commenced offering on November 16, 2001.


     On August 22, 2001, the Board of Directors of the Company (the "Board") approved the creation of the Municipal Money Market Fund. The Municipal Money Market Fund is the survivor of the reorganization with the Municipal Money Market Fund of North American Funds (the "Prior Municipal Money Market Fund"). The offering of such Fund's Class A, B and II shares commenced on November 16, 2001. Effective February 23, 2004, Class II shares of the Municipal Money Market Fund were redesignated as Class C shares.


                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective (or "goal") and policies of each Fund are described in the Prospectus. Certain types of securities in which each Fund may invest and certain investment practices each Fund may employ, which are described in the Prospectus, are discussed more fully below. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise.

U.S. Government Obligations

     Each Fund may invest in a variety of short-term debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include a variety of Treasury securities that differ primarily in their interest rates, the length of their maturities and dates of issuance. Treasury bills are obligations issued with maturities of one year or less. Treasury notes are generally issued with maturities of from one to ten years. Treasury bonds are generally issued with maturities of more than ten years. Obligations issued by agencies and instrumentalities of the U.S. government, which may be purchased by each Fund, also vary in terms of their maturities at the time of issuance. However, each Fund invests only in obligations that, at their time of purchase by the Fund, have remaining maturities of 397 calendar days or less.

Bank Obligations

     Certificates of Deposit ("CDs") and bankers' acceptances may be purchased by each Fund. CDs are securities that represent deposits in a depository institution (e.g., a commercial bank or savings and loan association) for a specified period at a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank, are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because U.S. banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks.

     Bankers' acceptances are short-term credit instruments that represent the promise of a bank to pay a draft drawn by one of its customers at its maturity. These obligations are used to finance the import, export, transfer or storage of goods and represent the obligation of both the accepting bank and its customer.

     The Municipal Money Market Fund limits investments in U.S. certificates of deposit and bankers acceptances to obligations of U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or where deposits are insured by the Federal Deposit Insurance Corporation. The Municipal Money Market Fund may also invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

Commercial Paper

     The commercial paper in which each Fund may invest may be unsecured or may be backed by letters of credit. Commercial paper backed by a letter of credit is, in effect, "two party" paper with the issuer of the paper initially responsible for repayment and a bank guaranteeing the repayment if not made by the issuer at maturity. Each Fund may also invest in variable amount master demand notes, which represent a direct lending arrangement between the Fund and a corporate borrower. These notes permit daily changes in the amount borrowed. Each Fund has the right to increase the amount loaned under the note at any time up to the full amount provided in the loan agreement or to decrease the amount loaned. The borrower generally has the right to prepay up to the full amount of the loan without penalty. These notes are generally not traded in a secondary market; however, each Fund will enter into such arrangements only where it has the right to redeem the note on not more than seven days notice.

     The Municipal Money Market Fund will only invest in credit enhanced issues that are rated at the time of purchase within the two highest rating categories assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") and which management has determined present minimal risk of loss to the Fund.

Corporate Obligations


     Each Fund may purchase corporate obligations, which include bonds, debentures and notes issued by corporations to finance long-term credit needs. Although issued with maturities in excess of one year, a Fund's investments in corporate obligations are limited to obligations having remaining maturities of 365 calendar days or less at the time of purchase by the Fund.

Money Market Securities of Foreign Issuers

     Each Fund may invest in dollar-denominated foreign money market instruments, subject to the following limits: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies.

Illiquid Securities

     Each Fund may invest up to 10% of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days, time deposits with a maturity of longer than seven days, or in other securities that are illiquid by virtue of the absence of a readily available market or by legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, a Fund may seek to obtain the right of registration at the expense of the issuer (except in the case of "Rule 144A securities," as described below).

     In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act ("Rule 144A securities") for which there is a readily available market will not be deemed to be illiquid. The Funds' investment adviser, AIG SunAmerica Asset Management Corp. ("SunAmerica," or the "Adviser"), will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors of the Company (the "Directors"). In reaching liquidity decisions the Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Directors, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Commercial paper issues in which a Fund may invest include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144 described above. A Fund's 10% limitation on investments in illiquid securities includes Section 4(2) paper that the Adviser has not determined to be liquid pursuant to guidelines established by the Directors. The Directors have delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Directors that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

Repurchase Agreements

     Each Fund may enter into repurchase agreements with banks, brokers or securities dealers. In such agreements, the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Fund's money is invested in the security. Whenever a Fund enters into a repurchase agreement, it obtains collateral having a value at least equal to 102% (100% if such collateral is in the form of cash) of the repurchase price. The instruments held as collateral are valued daily, and if the value of the instruments declines, a Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreements declines, a Fund will incur a loss and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited. A Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 10% of the value of its net assets. However, repurchase agreements having a maturity of seven days or less are not subject to the limits on illiquid securities.

Reverse Repurchase Agreements

     Each Fund may enter into reverse repurchase agreements with brokers, dealers and other financial institutions determined by the Adviser to be creditworthy. A reverse repurchase agreement involves the sale of a security held by a Fund, subject to an agreement by the Fund to repurchase that security at a mutually agreed upon price, date and interest payment. A Fund uses the proceeds of the reverse repurchase agreement to make additional investments that mature on or prior to the repurchase date and will enter into a reverse repurchase agreement when it anticipates that the interest income to be earned from investing the proceeds of the reverse repurchase agreement will exceed the interest expense of the transaction. During the time a reverse repurchase agreement is outstanding, a Fund will segregate with the custodian cash or liquid securities having a value at least equal to the repurchase price under the agreement. In the event that the other party to the reverse repurchase agreement defaults on its obligation to resell to the Fund the underlying securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the securities and could suffer a loss to the extent that the value of the proceeds of the agreement fell below the value of the underlying securities. See "Investment Restrictions."

Asset-Backed Securities

     Each Fund may invest up to 15% of its net assets in asset-backed securities rated in conformance with both the Fund's credit quality restrictions and Rule 2a-7 under the 1940 Act. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Each Fund may also invest in privately issued asset-backed securities. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support, which fall into two categories: (1) liquidity protection and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Adjustable Rate Securities

     Both Funds may invest in adjustable rate securities (i.e., variable rate and floating rate instruments), which are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

     Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (i) at any time upon notice of usually 30 days or less, or (ii) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

Variable Rate Demand Notes


     Each Fund may invest in variable rate demand notes ("VRDNs"). VRDNs are either taxable or tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days notice. The interest rates are adjustable at intervals ranging from daily ("floating rate") to up to one year to a prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.


     Each Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to institution upon a specified number of days' notice, not to exceed seven days. Each Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.

Mortgage-Backed Securities

     Each Fund may invest in mortgage-backed securities. These securities represent participation interests in pools of residential mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others, which may or may not be guaranteed by agencies or instrumentalities of the U.S. government.

     Mortgage-backed securities differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment, which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure (net of fees or costs that may be incurred). In addition, prepayment of principal on mortgage-backed securities, which often occurs when interest rates decline, can significantly change the realized yield of these securities. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

     The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

     Prepayments tend to increase during periods of declining interest rates and will most likely decrease during periods of rising interest rates. When prevailing interest rates rise, the value of a pass-through security may decrease as do the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that a Fund receives may occur at higher or lower rates than the original investment, thus affecting the yield of a Fund. Monthly interest payments received by a Fund have a compounding effect which may increase the yield to shareholders more than debt obligations that pay interest semiannually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of the principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Fund may purchase mortgage-backed securities at a premium or at a discount.

     The following is a description of GNMA, FHLMC and FNMA certificates, the most widely available mortgage-backed securities:

     GNMA Certificates GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Fund may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.


     GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Authority ("FHA") or the Farmers Home Administration ("FMHA"), or guaranteed by the Veteran's Administration ("VA"). The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.


     The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates at a premium in the secondary market. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

     The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield, which will be earned on GNMA Certificates. First, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semiannually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

     FHLMC Certificates. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.

     FNMA Certificates. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government. However, FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from the test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries.

Privately-Issued Mortgage Securities

     Privately-issued pass through mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately-issued collateralized mortgage obligations, as further described below.

     Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. A Fund will not limit its investments to asset-backed securities with credit enhancements.

Collateralized Mortgage Obligations

     Another type of mortgage-backed security in which a Fund may invest is a Collateralized Mortgage Obligation ("CMO"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). CMOs generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities, CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.


     Certain CMOs may be deemed to be investment companies under the 1940 Act. The Funds intend to conduct operations in a manner consistent with this view, and therefore each Fund generally may not invest more than 10% of its total assets in CMOs that are deemed to be investment companies without obtaining appropriate regulatory relief. In reliance on the Securities and Exchange Commission ("SEC") staff interpretations, the Funds may invest in those CMOs and other mortgage-backed securities that are not by definition excluded from the provisions of the 1940 Act, but have obtained exemptive orders from the SEC from such provisions.


STRIPS


     In addition to the U.S. Government securities discussed above, each Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depositary financial institutions, which then trade the component parts independently.


Stripped Mortgage-Backed Securities

     Each Fund may invest in mortgage-backed securities, which include stripped mortgage-backed securities. Unlike U.S. Treasury securities, which are stripped into separate securities for each interest and principal payment, mortgage securities are generally stripped into only two parts: a Principal Only ("PO") strip representing all principal payments and an Interest Only ("IO") strip representing all interest payments.

     The feature that makes mortgage strips most useful in portfolio management is their interest rate sensitivity. In principle, mortgage strips can be very useful hedging devices for a variety of investors and portfolio managers. However, determining the degree of interest sensitivity of mortgage strips in different interest rate environments is extremely complicated.

     The precise sensitivity of mortgage-backed securities and their associated stripped securities to interest rate changes depends on many factors. First, the prepayment effect makes the interest rate sensitivity of mortgage-backed securities different from the interest sensitivity of Treasury securities. Second, the prepayment effect makes the PO and IO mortgage-backed strips much more sensitive, on average, to interest rates than the underlying mortgage-backed security. Third, the prepayment effect is sometimes so strong that an IO mortgage-backed strip will rise in value when interest rates rise and fall in value when interest rates fall -- precisely the opposite relationship from other fixed-income securities. This last feature of stripped mortgage-backed securities, the positive relationship between the value of some IO strips and interest rates, is particularly useful to investors who need to hedge a portfolio of other fixed-income securities.

Loans of Portfolio Securities


     Consistent with applicable regulatory requirements, each Fund may lend portfolio securities in amounts up to 20% of total assets to brokers, dealers and other financial institutions, provided. that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Fund receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Fund continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term obligations. Where securities instead of cash are delivered to a Fund as collateral, the Fund earns its return in the form of a loan premium paid by the borrower. A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund can use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to the Fund; and any gain or loss in the market price of the loaned security during the loan would inure to the Fund. Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.


     Since voting or consent rights that accompany loaned securities pass to the borrower, each Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities that are the subject of the loan.

Borrowings

     Each Fund may borrow for temporary emergency purposes to meet redemption requests. The consequence of such borrowings might be to reduce the Fund's yield below that which would have been realized in the absence of such borrowings.

When-Issued and Delayed-Delivery Securities

     From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued or delayed-delivery basis - i.e., delivery and payment can take place a month or more after the date of the transactions. Such agreements might be entered into, for example, when a Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will segregate with the Fund's custodian until the date of delivery of such when-issued securities cash or liquid securities at least equal in value to commitments for such when-issued or delayed-delivery securities. A Fund will make payment for such when-issued securities on the delivery date utilizing then-available cash and, if cash is not available, or if it is not disadvantageous to the Fund, utilizing the proceeds of the liquidation of portfolio securities held in such segregated account.

Special Risk Factors

     In the case of bank obligations not insured by the Federal Deposit Insurance Corporation ("FDIC") or the Federal Savings and Loan Insurance Corporation ("FSLIC"), a Fund will be dependent solely on the financial resources of the issuing bank for payment of principal and interest. A Fund's investments in commercial paper issued by foreign corporations and securities of foreign branches of domestic banks and domestic branches of foreign banks involve certain investment risks in addition to those affecting obligations of U.S. domestic issuers. These risks include the possibility of adverse political and economic developments, and the risk of: imposition of foreign withholding taxes on the interest payable on such securities; seizure, expropriation or nationalization of foreign deposits; and adoption of foreign governmental restrictions, such as exchange controls, which might adversely affect the payment of principal and interest on such securities. In addition, certain reserve requirements and other regulations to which domestic banks are subject may not apply to foreign branches or foreign banks, which also may use accounting methods different from those used by U.S. domestic banks. Non-negotiable time deposits, unlike negotiable certificates of deposit, cannot be sold in a secondary market and may be subject to penalties for early withdrawal.

Extendable Commercial Notes ("ECNs")


     ECNs are a type of commercial paper in which the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. A Fund may purchase ECNs only if judged by the Adviser or Subadviser to be of suitable investment quality. This includes ECNs that are (a) rated in the two highest categories by Standard & Poor's and by Moody's, or (b) other ECNs deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Fund. (No more than 5% of a Fund's assets may be invested in ECNs in the second highest rating category; no more than the greater of 1% of the Fund assets or $1 million may be invested in such securities of any one issuer.) See the "Appendix" for a description of the ratings. A Fund will not purchase ECNs described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.


Municipal Money Market Fund

     In addition to the investments and policies described above, the Municipal Money Market Fund may invest in other types of securities and may employ other investment practices as more fully described below.

Municipal Bonds

     The Municipal Money Market Fund may invest in municipal bonds, which are debt obligations that are typically issued by a municipality to obtain funding for public purposes, such as the construction of public facilities (e.g., airports, highways, bridges and schools). Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities also are considered municipal bonds. Municipal bonds at the time of issuance may have varying maturities. The Municipal Money Market Fund will not purchase a security, which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintains a dollar-weighted average portfolio maturity in excess of 90 days.

     The Municipal Money Market Fund may invest in investment grade municipal bonds. Investment grade municipal bonds are instruments that are rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Fitch, or determined by the Subadviser to be of comparable quality (subject to Rule 2a-7 under the 1940 Act). The four highest ratings currently assigned by Moody's to municipal bonds are "Aaa", "Aa", "A" and "Baa"; the four highest ratings assigned by S&P and Fitch to municipal bonds are "AAA", "AA", "A" and "BBB". Although municipal obligations rated in the fourth highest rating category by Moody's (i.e., "Baa3" or S&P or Fitch (i.e., "BBB-") are considered investment grade, they may be subject to greater risks than other higher rated investment grade securities. A more complete description of the ratings assigned by Moody's, S&P and Fitch is included in the Appendix herein.

Municipal Commercial Paper

     The Municipal Money Market Fund may purchase municipal commercial paper. Municipal commercial paper that may be purchased by the Fund consists of short-term obligations of a municipality. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or as interim construction financing. Municipal commercial paper, in many cases, is backed by a letter of credit lending agreement, repurchase agreement or other credit facility agreement offered by banks or other institutions.

     The Municipal Money Market Fund may invest in commercial paper that is rated at the time of purchase "MIG1" or "MIG2" or better by Moody's, "A-l" or "A-2" or better by S&P, or "F-2" or better by Fitch, or, if not rated, determined by the Subadviser to be of comparable quality.

Municipal Notes

     The Municipal Money Market Fund may invest in municipal notes, which are notes issued by local, regional and state governments to meet their short-term funding requirements. Municipal notes generally have maturities at the time of issuance of three years or less.

     The Municipal Money Market Fund may invest in municipal notes rated at the time of purchase "MIG1", "MIG2" (or "VMIG-1" or "VMIG-2", in the case of variable rate demand notes), "P-2" or better by Moody's, "SP-2", "A-2" or better by S&P or "F-2" or better by Fitch, or if not rated, determined by the Subadviser to be of comparable quality.

     Municipal notes that may be purchased by the Municipal Money Market Fund include, but are not limited to the following:

Tax Anticipation Notes

     Tax anticipation notes ("TANs") are sold as interim financing in anticipation of collection of taxes. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such factors as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

Bond Anticipation Notes

     Bond anticipation notes ("BANs") are sold as interim financing in anticipation of a bond sale. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

Revenue Anticipation Notes

     Revenue anticipation notes ("RANs") are sold as interim financing in anticipation of receipt of other revenues. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs.

     TANs, BANs and RANs are usually general obligations of the issuer.

Municipal Obligations

     The Municipal Money Market Fund may purchase municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. The two principal classifications of municipal obligations that may be held by the Municipal Money Market Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of a facility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities.

     In addition, the interest on private activity bonds issued after August 7, 1986, is subject to the federal alternative minimum tax. The Municipal Money Market Fund will not be restricted with respect to the proportion of its assets that may be invested in such obligations. Accordingly, the Fund may not be a suitable investment vehicle for individuals or corporations that are subject to the federal alternative minimum tax.

     The Municipal Money Market Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

     In addition, the Municipal Money Market Fund may invest in Municipal Lease Obligations ("MLOs"). MLOs are not fully backed by the municipality's credit and their interest may become taxable if the lease is assigned. If the governmental user does not appropriate sufficient funds for the following year's lease payments, the lease will terminate, with the possibility of default on the MLO and loss to the Fund. The Subadviser may invest the Fund's net assets in MLOs and will monitor certain factors in evaluating the liquidity of such obligations. These factors include (i) the frequency of trades and quotes for the MLO; (ii) the number of dealers willing to purchase or sell such MLO and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the MLO; (iv) the nature of the MLO and the nature of the marketplace trades (e.g., the time needed to dispose of the security and the method of soliciting offers); (v) the nature of the offering of such MLO (e.g., the size of the issue and the number of anticipated holders); (vi) the ability of the MLO to maintain its marketability throughout the time the instrument is held in the Fund; and (vii) other factors, if any, which the Subadviser deems relevant to determining the existence of a trading market for such MLO. The Fund also may invest in resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

     The Municipal Money Market Fund currently intends to invest substantially all of its assets in obligations the interest on which is exempt from regular federal income taxes.

     If at some future date, in the opinion of the Subadviser, adverse conditions prevail in the market for obligations the interest on which is exempt from regular federal income taxes, the Fund may invest its assets without limit in taxable high-quality short-term money market instruments. Dividends paid by the Fund that are attributable to interest derived from taxable money market instruments will be taxable to investors.

     Opinions relating to the validity of municipal obligations and to the exempting of interest thereon from regular federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor the Subadviser will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

Canadian and Provincial Government and Crown Agency Obligations

     The Municipal Money Market Fund may invest in Canadian Government obligations, which are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. Such obligations include, but are not limited to, those issued or guaranteed by the Export Development Corporation, Farm Credit Corporation, Federal Business Development Bank and Canada Post Corporation. In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

     Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the Legislature of any such province and approved by the Lieutenant Governor in Council of any such province, where necessary. These securities include treasury bills, notes, bonds and debentures. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("provincial Crown agencies") pursuant to authority granted by a provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of provincial Crown agencies which are not agents of Her Majesty, which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown agency obligations described above include, but are not limited to, those issued or guaranteed by a provincial railway corporation, a provincial hydroelectric or power commission or authority, a provincial municipal financing corporation or agency and a provincial telephone commission or authority.

     Any Canadian obligation acquired by the Municipal Money Market Fund will be denominated in U.S. dollars.

Pre-Refunded Bonds


     The Municipal Money Market Fund may invest in pre-refunded bonds. From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. Government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.

Investment Companies

     The Municipal Money Market Fund may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.

                             INVESTMENT RESTRICTIONS

     Each Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. As defined in the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions. Under these restrictions, a Fund may not:

     1. Purchase securities other than those described under "Investment Objective and Policies."

     2. Enter into reverse repurchase agreements exceeding in the aggregate 1/3 of the value of a Fund's total assets, less liabilities other than obligations under such reverse repurchase agreements.

     3. Purchase the securities of issuers conducting their principal business activity in the same industry if immediately after such purchase the value of its investments in such industry would exceed 25% of the value of a Fund's total assets, provided that there is no limitation with respect to investments in securities issued by domestic branches of U.S. banks or the U.S. Government, its agencies or instrumentalities.

     4. Invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) except that up to 25% of the value of a Fund's total assets may be invested without regard to such 5% limitation, subject to applicable limitations imposed by Rule 2a-7 under the 1940 Act.

     5. Make loans, except through the purchase or holding of debt obligations in accordance with a Fund's investment objective and policies (see "Investment Objective and Policies"), or as otherwise permitted by exemptive order of the Securities and Exchange Commission.

     6. Lend its portfolio securities in excess of 20% of its total assets provided that such loans are made according to the guidelines of the Securities and Exchange Commission and each Fund's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

     7. Borrow money except for temporary or emergency purposes to meet redemption requests which might otherwise require the untimely disposition of securities (not for the purpose of increasing income), provided that borrowings in the aggregate may not exceed 10% of the value of the Fund's total assets, including the amount borrowed, at the time of such borrowing.


     8. Purchase or sell puts, calls, straddles, spreads or any combination thereof, real estate, commodities, commodity contracts or interests in oil, gas and/or mineral exploration or development programs, provided that each Fund may purchase bonds or commercial paper issued by companies, including real estate investment trusts, which invest in real estate or interests therein and the Municipal Money Market Fund may obtain rights to resell municipal bonds and notes, and may invest in municipal fixed income securities secured by real estate or interests therein.


     9. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets in such securities of one or more investment companies (each of the above percentages to be determined at the time of investment), or except as part of a merger, consolidation or other acquisition; however, the Municipal Money Market Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     10.  Act as an underwriter of securities.

     11. Make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of "when-issued" securities or of securities for delivery at a future date.

     12. Invest in or hold securities of any issuer if those officers and Directors of the Fund or the Adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

     For the purposes of the investment limitations applicable to the Municipal Money Market Fund, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a private activity bond, if the bond is backed only by the assets and revenues of the non-governmental user, such non-governmental user would be regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and treated as an issue of such government or entity.

     In addition to the foregoing, each Fund may not issue senior securities as defined in the 1940 Act except as permitted by law and the Funds' prospectus and Statement of Additional Information, and in the case of the Municipal Money Market Fund, except to the extent that the purchase of municipal obligations in accordance with the Fund's investment objectives, policies, and restrictions, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be an underwriting. Each Fund has adopted a non-fundamental policy (which may be changed by the Directors without shareholder approval) of not investing more than 10% of its net assets in illiquid securities, including repurchase agreements that have a maturity of longer than seven days, time deposits with a maturity of longer than seven days, securities with legal or contractual restrictions on resale and securities that are not readily marketable in securities markets either within or without the United States. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of the Securities Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Directors, will not be considered illiquid for purposes of this 10% limitation on illiquid securities.

     Pursuant to Rule 2a-7 under the 1940 Act (the "Rule"), each Fund is required to limit its portfolio investments to those U.S. dollar denominated instruments determined in accordance with procedures established by the Directors to present minimal credit risks and which are at the time of acquisition "eligible securities" as defined in the Rule. Under the Rule an eligible security is generally an instrument that is rated (or that has been issued by an issuer rated with respect to other short-term debt of comparable priority and security) by at least two nationally recognized statistical rating organizations (or if only one such organization has issued a rating, by that organization) in one of the two highest rating categories for short-term debt obligations, or an unrated security determined to be of comparable quality under procedures established by the Directors. The Rule prohibits each Fund from investing more than 5% of its assets in the securities of any one issuer, except that a Fund may invest up to 25% of its assets in the securities rated (or deemed comparable to securities rated) in the highest rating category of a single issuer for a period of up to three business days after purchase. In addition, each Fund may not invest more than 5% of its assets in securities that have not been rated (or deemed comparable to securities rated) in the highest rating category, with investment in such second tier securities of any one issuer limited to the greater of 1% of a Fund's assets or $1 million. These issuer diversification restrictions do not apply to U.S. government securities. The Rule also prohibits each Fund from purchasing any instrument with a remaining maturity of greater than 397 calendar days and requires a Fund to maintain a dollar-weighted average portfolio maturity of 90 days or less. For purposes of the Rule, certain variable or floating rate instruments are deemed to have a maturity equal to the period remaining until the next readjustment of their interest rate or, in the case of an instrument that is subject to a demand feature, the period remaining until the principal amount can be recovered through demand.

                             DIRECTORS AND OFFICERS


     The following table lists the Directors and executive officers of the Company, their date of birth, current positions held with the Company, length of time served, principal occupations during the past five years, number of funds overseen within the fund complex and other directorships held outside of the fund complex. The AIG SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Focused Series, Inc., AIG Series Trust and the Company. Unless otherwise noted, the address of each executive officer and Director is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. Directors who are not deemed to be "interested persons" of the Company as defined in the 1940 Act are referred to as "Disinterested Directors." Directors who are deemed to be "interested persons" of the Company are referred to as "Interested Directors."



DISINTERESTED DIRECTORS


                                                                                Number of
Name and Date of Birth                                                          Portfolios in
                         Position(s)                     Principal Occupation   Fund Complex    Other Directorships
                         Held with     Length of Time    during the last 5      Overseen by     Held by Director/2/
                         Company       Served/3/         years                  Director /1/
----------------------   -----------   ---------------   --------------------   -------------   -----------------------
Jeffrey S. Burum         Director      2004 to Present   Founder and CEO of     36              None
DOB: February 27, 1963                                   National Housing
                                                         Development
                                                         Corporation.


----------


/1/ The "Fund Complex" consists of all registered investment companies for which the Adviser or an affiliated person of the Adviser serves as investment adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (24 funds) and VALIC Company II (15 funds), SunAmerica Series Trust (32 portfolios) Seasons Series Trust (24 portfolios) and AIG Series Trust (4 funds).

/2/ Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act.


/3/ Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan discussed on page B-26.

                                                                                Number of
                                                                                Portfolios in
                         Position(s)                     Principal Occupation   Fund Complex
                         Held with     Length of Time    during the last 5      Overseen by     Other Directorships
Name and Date of Birth   Company       Served/3/         years                  Director/1/     Held by Director/2/
----------------------   -----------   ---------------   --------------------   -------------   ---------------------
Dr. Judith L. Craven     Director      2001 to Present   Retired.               76              Director, A.G. Belo
DOB: October 6, 1945                                                                            Corporation (1992 to
                                                                                                present); Director,
                                                                                                Sysco Corporation
                                                                                                (1996 to present);
                                                                                                Director, Luby's,
                                                                                                Inc. (1998 to
                                                                                                present). Director,
                                                                                                University of Texas
                                                                                                Board of Regents (May
                                                                                                2001 to present).

William F. Devin         Director      2001 to Present   Retired.               76              Member of the Board
DOB: December 30, 1938                                                                          of Governors, Boston
                                                                                                Stock Exchange
                                                                                                (1985-present).

Samuel M. Eisenstat      Chairman of   1986 to Present   Attorney, solo         46              Director, North
DOB: March 7, 1940       the Board                       practitioner.                          European Oil Royal
                                                                                                Trust

Stephen J. Gutman        Director      1984 to Present   Vice President,        46              None
DOB: May 10, 1943                                        Corcoran Group (Real
                                                         Estate) (2003 to
                                                         present).
                                                         Partner and
                                                         Managing
                                                         Member, Beau
                                                         Brummell-Soho
                                                         LLC
                                                         (licensing
                                                         of menswear
                                                         specialty
                                                         retailing
                                                         and other
                                                         activities)
                                                         (June 1988
                                                         to present).

William J. Shea/(4)/     Director      2004 to Present   President and CEO,     46              None
DOB: February 9, 1948                                    Conseco, Inc.
                                                         (Financial Services)
                                                         (2001 to Present);
                                                         Chairman of the
                                                         Board of Centennial
                                                         Technologies, Inc.
                                                         (1998 to 2001); Vice
                                                         Chairman, Bank
                                                         Boston Corporation
                                                         (1993 to 1998)



/1/ The "Fund Complex" consists of all registered investment companies for which the Adviser or an affiliated person of the Adviser serves as investment adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), AIG Series Trust (4 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (24 funds) and VALIC Company II (15 funds), SunAmerica Series Trust (32 portfolios) and Seasons Series Trust (24 portfolios).

/2/ Directorships of Companies required reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act.

/3/ Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan discussed on page B-26.

/4/  Effective November 30, 2004, William J. Shea began serving as a Director.

INTERESTED DIRECTOR


                                                                                    Number of
                                                                                    Portfolios in
                         Position(s)   Length                                       Fund Complex
                         Held with     of Time   Principal Occupations              Overseen by     Other Directorships
Name and Date of Birth   Company       Served    During Past 5 Years                Director        Held by Director
----------------------   -----------   -------   --------------------------------   -------------   -------------------
Peter A. Harbeck4        Director      1994 to   President, CEO and Director,       85              None
DOB: January 23, 1954                  Present   SAAMCo (August 1995 to present);
                                                 Director, SACS (August
                                                 1993 to present).



OFFICERS


                                                                                    Number of
                                                                                    Portfolios in
                         Position(s)   Length                                       Fund Complex
                         Held with     of Time   Principal Occupations              Overseen by
Name and Date of Birth   Company       Served    During Past 5 Years                Director
----------------------   -----------   -------   --------------------------------   -------------
Donna M. Handel          Treasurer     2002 to   Assistant Treasurer (1993 to       N/A
DOB:  June 25, 1966                    Present   2002); Senior Vice-President
                                                 (December 2004 to
                                                 Present); Vice
                                                 President, SAAMCo
                                                 (August 1997 to 2004).

J. Steven Neamtz         Vice          1996 to   Executive Vice President,          N/A
DOB: October 14, 1958    President     Present   SAAMCo (April 1996 to present);
                                                 Director and President,
                                                 AIG SACS (April 1996 to
                                                 present).

Vincent Marra            President     2004 to   Senior Vice President and Chief    N/A
DOB: May 28, 1950                      Present   Operating Officer, SAAMCo
                                                 (February 2003 to Present);
                                                 Chief Administrative Officer,
                                                 Chief Operating Officer and
                                                 Chief Financial Officer, Carret
                                                 & Co. LLC (June 2002 to February
                                                 2003); President and Chief
                                                 Operating Officer, Bowne Digital
                                                 Solutions (1999 to May 2002).

                         Other Directorships
Name and Date of Birth   Held by Director
----------------------   -------------------
Donna M. Handel          N/A
DOB:  June 25, 1966





J. Steven Neamtz         N/A
DOB: October 14, 1958




Vincent Marra            N/A                   Vice President   Executive Vice
DOB: May 28, 1950                                               President of the
                                                                Adviser, since
                                                                April 1996;
                                                                Director and
                                                                Chairman of the
                                                                Board, AIGFAS since
                                                                February 2000; Vice
                                                                President, SAMF
                                                                since November
                                                                1999; Director and
                                                                President, AIG
                                                                SACS, since April
                                                                1996.


----------
/3/ Mr. Harbeck is considered to be an Interested Director because he serves as President, CEO and Director of SAAMCo and Director of AIG SACS.

                                                                                    Number of
                                                                                    Portfolios in
                         Position(s)   Length                                       Fund Complex
                         Held with     of Time   Principal Occupations              Overseen by     Other Directorships
Name and Date of Birth   Company       Served    During Past 5 Years                Director        Held by Director
----------------------   -----------   -------   --------------------------------   -------------   -------------------

Thomas Lynch             Secretary     2005 to   Assistant Counsel, SAAMCo          N/A             N/A
DOB: February 9, 1970                  present   (February 2003 to Present);
                                                 Pioneer Investment Management,
                                                 Inc. (Associate Counsel)
                                                 (September 2000 to February
                                                 2003) Senior Legal Products
                                                 Manager, Fidelity Investments
                                                 (March 1998 to August 2000)

     The Directors of the Company are responsible for the overall supervision of the operation of the Funds and the Company and perform various duties imposed on directors of investment companies by the 1940 Act and under the Company's Articles of Incorporation. Directors and officers of the Company are also directors or trustees and officers of some or all of the other investment companies managed, administered or advised by the Adviser and distributed by AIG SACS and other affiliates of AIG SunAmerica Inc.


     The Company pays each Director who is not an interested person of the Company or the Adviser (each a "Disinterested Director) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Directors. Specifically, each Disinterested Director receives a pro rata portion (based upon the Company's net assets) of the $40,000 in annual compensation for acting as a director or trustee to all the retail funds in SAMF. In addition, each Disinterested Director received $20,000 in annual compensation for acting as trustee to the Anchor Series Trust ("AST"). Also, each Disinterested Director of SunAmerica Senior Floating Rate Fund, Inc. ("SASFRF") receives $900 per quarterly meeting and $300 per month retainer for acting as a Director. Each Disinterested Director of the retail funds in SAMF receives an additional $5,000 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,500 in annual compensation for serving as Chairman of the Boards of the retail funds in the SAMF. Officers of the Company receive no direct remuneration in such capacity from the Company or the Funds.

     The Board of Directors has established four committees, i.e., the Audit Committee, Nominating and Compensation Committee, Ethics Committee and Governance Committee.

     Each Disinterested Director serves on the Audit Committee of the Board of Directors. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds' independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. The members of the Audit Committee are Mr. Eisentat, Mr. Burum, Dr. Craven, Mr. Devin, and Mr. Gutman. Each member of the Audit Committee receives an aggregate of $2,500 per meeting compensation for serving on the Audit Committees of all of the SAMF as well as AST. With respect to the Company, each member of the Audit Committee receives a pro rata portion of the $2,500 per meeting compensation, based on the relative net assets of the Company. In addition, the Chairman receives a pro rata portion of $5,000 in annual compensation, based on the relative net assets of the Fund, for serving as Chairman of the Audit Committee. The Audit Committee met four times during the fiscal year ended December 31, 2004.

     The Nominating and Compensation Committee recommends to the Directors those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. The Nominating and Compensation Committee does not normally consider candidates proposed by shareholders for election as Directors. The members of the Nominating and Compensation Committee are Mr. Devin and Mr. Gutman. Additionally, Mr. Eisenstat sits ex-officio on this Committee. Members of the Nominating and Compensation Committee receive an aggregate of $1,000 in annual compensation for serving on the Nominating and Compensation Committee. In addition, each member of the Nominating and Compensation Committee receives $500 ($250 for telephonic meetings) per meeting. In addition, the Chairman receives $600 per meeting ($300 for telephonic meetings) and $1,500 in annual compensation, based on the relative net assets of the Funds, for serving as Chairman of the Nominating and Compensation Committee. There were two meetings of the Nominating Committee during the fiscal year ended December 31, 2004.

     The Ethics Committee is responsible for applying the Code of Ethics applicable to the Funds' Principal Executive Officer and Principal Accounting Officer (the "Code") to specific situations in which questions are presented to it and has the authority to interpret the Code in any particular situation. The Ethics Committee will inform the Board of Directors of violations or waivers to the Code, as appropriate. The members of the Ethics Committee are Dr. Craven and Mr. Burum, Mr. Eisenstat also sits ex-officio on this Committee. Members of the Ethics Committee receive an aggregate of $1,000 in annual compensation for serving on the Ethics Committee. Each member of the Ethics Committee receives $500 ($250 for telephonic meetings) per meeting. In addition, the Chairman receives $600 per meeting ($300 for telephonic meetings) and $1,500 in annual compensation, based on the relative net assets of the Funds, for serving as Chairman of the Ethics Committee. There was one meeting of the Ethics Committee during the fiscal year ended December 31, 2004.

     The Governance Committee reviews and makes recommendations with respect to the size and composition of the Board and its committees and to monitor and evaluate the functioning of the committees of the Board. Members of the Governance Committee receive an aggregate of $1,000 in annual compensation for serving on the Governance Committee. The members of the Governance Committee are Mr. Burum Mr. Devin and Mr. Gutman. Additionally Mr. Eisenstat sits ex-officio on this Committee. Each member of the Governance Committee receives $500 ($250 for telephonic meetings) per meeting. In addition, the Chairman receives $600 per meeting ($300 for telephonic meetings) and $1,500 in annual compensation, based on the relative net assets of the Fund, for serving as Chairman of the Governance Committee. There were no meetings of the Governance Committee during the fiscal year ended December 31, 2004.

     The Directors (and Trustees) of the SAMF and AST have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the Disinterested Directors of the SAMF. The Retirement Plan provides generally that if a Disinterested Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SAMF (an "Eligible Director") retires after reaching age 60 but before age 70 or who has at least five years of consecutive service after reaching age 65 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each of the SAMF with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than ten years each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each of the SAMF for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any retirement benefits credited during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

Director Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Director as of December 31, 2004.



DISINTERESTED DIRECTORS


                                                         Aggregate Dollar Range of
                                                         Equity Securities in All
                                                          Registered Investment
                                                           Companies Overseen by
                           Dollar Range of Equity         Director in Family of
   Name of Director        Securities in the Fund/1/      Investment Companies/2/
--------------------   ------------------------------   --------------------------
Jeffrey S. Burum                   None                       Over $100,000

Dr. Judith L. Craven               None                           None

William F. Devin                   None                    $50,001 - $100,000

Samuel M. Eisenstat    Money Market Fund $1 - $10,000         $10,001-$50,000

Stephen J. Gutman                   None                       $1 - $10,000


----------
/1/ Where a Fund is not listed with respect to a Director, the Director held no shares of the Fund.


/2/ Includes the SunAmerica Mutual Funds (36 funds), Anchor Series Trust ( 9 portfolios) , SunAmerica Senior Floating Rate Fund, Inc. (1 fund).

INTERESTED DIRECTORS


                                                         Aggregate Dollar Range of
                                                          Equity Securities in All
                                                            Registered Investment
                                                            Companies Overseen by
                           Dollar Range of Equity           Director in Family of
  Name of Director         Securities in the Fund/5/       Investment Companies/6/
---------------------   ------------------------------   --------------------------
Peter A. Harbeck        Money Market Fund $1 - $10,000        Over $100,000


----------
1 Where a Fund is not listed with respect to a Director, the Director held no shares of the Fund.


2 Includes the SunAmerica Mutual Funds (35 funds), Anchor Series Trust (9 portfolios) and SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios) and Seasons Series Trust (24 portfolios).

     No Disinterested Director including their immediate family members, owned beneficially or of record any securities in an investment adviser or principal underwriter of the Fund; or a person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.


     The Directors who are interested persons of the Funds receive no compensation from the Funds. The following table sets forth information summarizing the compensation that each Fund paid each disinterested Director as defined herein of the Company for his services as Director for the fiscal year ended December 31, 2004.


                                   COMPENSATION TABLE


                                                                                  TOTAL
                                           PENSION OR                        COMPENSATION FROM
                         AGGREGATE     RETIREMENT BENEFITS     ESTIMATED       REGISTRANT AND
                        COMPENSATION       ACCRUED AS            ANNUAL         FUND COMPLEX
                            FROM          PART OF FUND       BENEFITS UPON       PAID TO
DIRECTOR                 REGISTRANT         EXPENSES*        RETIREMENT *+      DIRECTORS*
---------------------   ------------   -------------------   -------------   -----------------
Samuel M. Eisenstat**       $ 13,228           $   79,620        $ 107,293          $ 114,457

Stephen J.  Gutman          $ 10,546           $   39,319        $ 134,982          $  91,100

William F. Devin***         $ 10,614           $   92,342        $ 104,160          $ 145,369

Judith L. Craven***         $ 10,268           $  110,898        $  77,500          $ 143,269

Jeffrey S. Burum            $  9,864                    -               -           $  56,683

William Shea1               $  1,343                    -               -           $  11,783



*    Complex includes SAMF, SASFRF and AST.

** Mr. Eisenstat receives additional compensation for serving as Chairman of some of the boards in the complex.

***  Dr. Craven and Mr. Devin are not trustees of AST.


+ Assumes the Participant elects to receive benefits in 15 yearly installments for the SAMF and AST Retirement Plans and 10 yearly installments for VALIC Company I and VALIC Company II Retirement Plans.

As of April 8, 2005, the officers and Directors of each Fund owned in the aggregate less than 1% of each class of each Fund's total outstanding shares.

Principal Shareholders of Securities

     The following shareholders owned of record or beneficially 5% or more of the indicated Portfolio Class' shares outstanding as of April 8, 2005



Portfolio and Class                      Holder and Address                         Percentage Owned of Record
--------------------------------------   ----------------------------------------   --------------------------
SunAmerica Money Market Fund Class A     Pershing LLC, for the exclusive benefit
                                         of SunAmerica Monty Fund Customer                        91%
                                         Accounts, Cash Management Services, 1
                                         Pershing Plaza, Jersey City, NJ 07399

SunAmerica Municipal Money Market Fund   Pershing, for the exclusive benefit of
Class A                                  SunAmerica Monty Fund Customer Accounts,                 97%
                                         Cash Management Services, 1 Pershing
                                         Plaza, Jersey City, NJ 07399

SunAmerica Municipal Money Market Fund   Douglas Foust TOD Gloria Stahl
Class B                                  9400 Golden Dr                                            7%
                                         Orangeville, CA 95662

SunAmerica Municipal Money Market Fund   SunAmerica Trust Co., Cust. Of ES
Class B                                  Communications, Erik C Stevenson, TTEE,                   5%
                                         Individual 401(k)
                                         PO Box 1433
                                         Angels Camp, CA 95222-1433

SunAmerica Municipal Money Market Fund   Pershing LLC,
Class B                                  PO Box 2052                                               5%
                                         Jersey City, NJ 07303

SunAmerica Municipal Money Market Fund   Stifel Nicolaus & Co Inc.
Class B                                  A/C Gerald W. Vincent IRA                                 6%
                                         501 Broadway
                                         St. Louis, MO 63102

SunAmerica Municipal Money Market Fund   Pershing LLC,
Class B                                  PO Box 2052                                              15%
                                         Jersey City, NJ 07303

SunAmerica Municipal Money Market Fund   Delaware Charter GNT & Trust Custodian,
Class B                                  IRAOF Rise C. Cole                                        6%
                                         3491 Southern Orchard Rd. E.
                                         Davie Fl. 33328

SunAmerica Municipal Money Market Fund   Nfsc febo # EBC-025461
Class C                                  Trinity United Methodist Church                          39%
                                         30 W. Front St
                                         Youngstown, OH 44503-1417



     A shareholder who owns beneficially, directly or indirectly, 25% or more of a Fund's outstanding voting securities may be deemed to "control" (as defined in the 1940 Act) that Fund.

        ADVISER, SUBADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND
                           SHAREHOLDER SERVICING AGENT

Adviser


     The Adviser, which was organized as a Delaware corporation in 1982, is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, and acts as investment adviser to the Funds pursuant to the Investment Advisory and Management Agreement dated January 1, 1999 (the "Advisory Agreement") with the Company, on behalf of each Fund. As of March 31, 2004, AIG SunAmerica managed, advised and/or administered in excess of $43 billion of assets. AIG SunAmerica is a wholly owned subsidiary of AIG SunAmerica Inc., which in turn is a wholly owned subsidiary of American International Group, Inc. ("AIG").

     AIG, a Delaware corporation, is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, retirement savings and asset management.


     Under the Advisory Agreement, the Adviser selects and manages the investments of each Fund, provides various administrative services and supervises each Fund's daily business affairs, subject to general review by the Directors.

     In carrying out its responsibilities, AIG SunAmerica may employ, retain or otherwise avail itself of the services of other persons or entities such as the Adviser, on such terms as AIG SunAmerica shall determine to be necessary, desirable or appropriate. AIG SunAmerica may retain one or more advisers to manage all or a portion of the investment portfolio of a Fund, at AIG SunAmerica's own cost and expense. Retention of one or more advisers, or the employment or retention of other persons or entities to perform services, shall in no way reduce the responsibilities or obligations of AIG SunAmerica under the Advisory Agreement and AIG SunAmerica shall be responsible for all acts and omissions of such advisers, or other persons or entities, in connection with the performance of AIG SunAmerica's duties. As discussed below, AIG SunAmerica has retained AIG Global Investment Corp. ("AIGGIC" or the "Subadviser") as subadviser with respect to the Municipal Money Market Fund.


     Except to the extent otherwise specified in the Advisory Agreement, the Funds pay, or cause to be paid, all other expenses of the Company and the Funds, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Funds and their shares under federal and state securities laws; the cost and expense of printing, including typesetting and distributing Prospectuses and Statements of Additional Information with respect to the Funds, and supplements thereto, to the shareholders of the Funds; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of the Funds; postage; insurance premiums on property or personnel (including officers and Directors) of the Company that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Company's operation.

     As compensation for its services to the Money Market Fund, the Adviser receives a fee from the Money Market Fund, payable monthly, computed daily at the annual rate of 0.50% on the first $600 million of the Fund's average daily net assets, 0.45% on the next $900 million of net assets and 0.40% on net assets over $1.5 billion. The Adviser receives a fee from the Municipal Money Market Fund payable monthly computed daily at an annual rate of 0.35% of the Fund's average daily net assets.


     The following table sets forth the total advisory fees paid to the Adviser by the Money Market Fund and the Municipal Money Market Fund and the amount waived by the Adviser for the fiscal years ended December 31, 2004, 2003 and 2002 pursuant to the Advisory Agreement.


                                  ADVISORY FEES


                                                  Advisory Fees                         Advisory Fees Waived
---------------------------    ----------------------------------------------- ----------------------------------------
           Fund                   2004             2003            2002          2004        2003           2002
---------------------------    -------------- --------------- ---------------- --------- ------------- ----------------
Money Market Fund               $ 7,910,184      $ 8,343,367      $ 6,704,293         -             -

Municipal Money Market Fund     $   373,773      $   373,819      $   135,874         -             -



     The following table sets forth the expense reimbursements made to the Funds by its Adviser and/or Distributor for the fiscal years ended December 31, 2004, 2003 and 2002.


                             EXPENSE REIMBURSEMENTS


Funds                                           2004
--------------------------------------------------------------------------------
                       Class A         Class B       Class C         Class I
-----------------   -------------   ------------   -----------   ---------------
Money Market Fund               -      $ 186,003      $ 85,825       $  10, 468

Municipal
Money Market Fund         $ 1,475      $  21,352      $  8,957                -

Funds                                           2003
--------------------------------------------------------------------------------
                       Class A         Class B       Class C         Class I
-----------------   -------------   ------------   -----------   --------------
Money Market Fund               -      $ 296,120     $ 143,026         $ 1,493

Municipal
Money Market Fund        $ 32,690      $  36,819     $  12,560               -

Funds                                           2002
--------------------------------------------------------------------------------
                       Class A         Class B       Class C         Class I
-----------------   -------------   ------------   -----------    --------------
Money Market Fund               -      $  21,934     $  12,166        $ 11,943

Municipal
Money Market Fund        $ 70,170      $  40,174     $  15,942               -



Annual Board Approval of the Advisory Agreement

     On August 30, 2004, the Board of Directors of the Funds, including the Disinterested Directors, approved the existing Advisory Agreement with the Adviser with respect to each Fund for an additional period and further advised that the Board intended to consider its approval again at the next Board meeting. In approving the existing Advisory Agreement, the Board, including the Disinterested Directors, considered (i) the reasonableness of the advisory fee in light of the nature and quality of advisory services provided and any additional benefits received by the Adviser or its affiliates in connection with providing services to each Fund, (ii) each Fund's investment performance compared to a selected peer group, and to an appropriate index or combination of indices, (iii) the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and affiliated companies, (iv) each Fund's expense ratio, and expense ratios of similar funds, (v) economies of scale, (vi) the terms of the agreement, (vii) the overall organization of the Adviser, as well as the Adviser's profitability and financial condition. The Board also reviewed during the past-year reports on soft dollar commissions, which included information on brokers and total commissions paid for each Fund, as well as on the types of research and services obtained by the Adviser in connection with soft dollar commissions. The Board's analysis of these factors is set forth below.

The Reasonableness of the Advisory Fee in Light of the Nature and Quality of SunAmerica's Services and any Additional Benefits Received by SunAmerica or its Affiliates in Connection with Providing Services to the Funds. The Directors received reports prepared independently by Lipper, Inc. ("Lipper") showing comparative fee and performance information of the Funds, peer groups as determined objectively by Lipper, and rankings within the relevant Lipper categories, as well as reports prepared by SAAMCo and by counsel to the Disinterested Directors. The Board reviewed the advisory fees of these other funds within the Lipper categories and found that while neither the highest nor the lowest, the advisory fees of the Funds fell within the range of fees reviewed. The advisory fees were also below the average actual advisory fees charged by Funds in their peer group of 0.483% for the Municipal Money Market Fund, and 0.443% for the Money Market Fund its peer group. Based upon this and other information, the Board determined that the advisory fees paid by the Funds were reasonable.

The Fund's Investment Performance Compared to a Selected Peer Group, and to an Appropriate Index of Combination of Indices. In reviewing performance, the Directors particularly reviewed the relative rankings of each Fund and the Adviser and Subadviser. With respect to those Funds with rankings below the second quartile in its category for the past one, two and three years, the Directors directed that the Adviser make a detailed presentation prior to for consideration by the Board at its next meeting demonstrating the measures taken to improve performance in the future.

The Nature, Quality, Cost and Extent of Administrative and Shareholder Services Performed by the Adviser and Affiliated Companies. The Directors discussed SAAMCo's responsibilities to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. In particular, the Directors considered SAAMCo's investment style and process, and the level and process of monitoring the managers and subadvisers conducted by SAAMCo's research and compliance teams. The Directors noted that SAAMCo was responsible for providing and compensating a Chief Compliance Officer for the Funds pursuant to Rule 38a-1 under the Investment Company Act of 1940. The Directors analyzed the structure and duties of SAAMCo's accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds.

Fund's Expense Ratio and Expense Ratios of Similar Funds. The Directors reviewed the Funds' expense ratios and analyzed the expense reimbursements and net expense ratio caps contractually agreed upon by the Advisor. The Board compared the Funds' net expense ratios to those of other funds within their respective Lipper peer groups. Based upon this and other information, the Board determined that the fees and expense ratios of the Funds were reasonable given the quality of services expected to be provided and were comparable to the fees and expense ratios of similar funds within the same Lipper peer groups.

Economies of Scale. The Board received and considered information about the potential of SAAMCo to experience economies of scale as the Funds grow in size.

The Terms of the Agreement. The Advisory Agreement continues in effect for an initial two-year term, and thereafter from year to year, if approved at least annually by vote of a majority of the Directors or by the holders of a majority of each Fund's outstanding voting securities. Any such continuation also requires approval by a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any such party as defined in the 1940 Act by vote cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Directors, by the holders of a majority of the relevant Fund's outstanding voting securities or by the Adviser. The Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

     Under the terms of the Advisory Agreement, the Adviser is not liable to a Fund or its shareholders for any act or omission by it or for any losses sustained by the Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Overall Organization of the Adviser, as well as the Adviser's Profitability and Financial Condition. The Directors considered the benefit to shareholders of investing in a Fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Directors also considered SAAMCo's experience in providing management and investment advisory services to individuals, pension, corporate and trust accounts, including approximately 130 mutual funds (not including the Funds), and the fact that SAAMCo currently manages, advises and/or administers approximately $40.7 billion of assets. The Directors also considered SAAMCo's record of compliance with each Fund's objective, strategies and restrictions and its positive regulatory and compliance history. The Directors also considered SAAMCo's relationships with its affiliates and the resources available to them. The Board reviewed confidential financial statements relating to SAAMCo's profitability and financial condition and considered the reputational value to SAAMCo from serving as investment adviser and considered how profit margins could affect SAAMCo's ability to recruit and retain qualified investment personnel. In addition, the Board reviewed the Code of Ethics of SAAMCo, and determined that it contains provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by personnel in connection with their personal transactions in securities held or to be acquired by the Funds. Based upon this and other information, the Directors determined that SAAMCo has the experience, resources and personnel to perform its obligations under the Advisory Agreement.

Conclusion. Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Directors, including the Disinterested Directors, concluded that the advisory fee structure was fair and reasonable and that each Fund was paying a competitive fee for the services provided. In arriving at a decision to approve the continuation of the Advisory Agreement, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.



Subadviser


     The Municipal Money Market Fund is subadvised by AIGGIC, located at
70 Pine Street, New York, NY 10270, which is responsible for investment decisions for this Fund. AIGGIC, an AIG company is an AIG SunAmerica affiliate and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international companies (including AIGGIC), which provide investment advice, market asset managment products and services to clients around the world. As of March 31, 2005, AIGGIG managed approximately $493 billion, of which approximately $421 billion relates to AIG affiliates and $72 billion relates to client assets. These figures do not include assets sub-advised to third party managers.

     The Municipal Money Market Fund's investment adviser paid its subadviser a total of $266,980 for the fiscal year ended December 31, 2004, $267,014 for the fiscal year ended December 31, 2003, and $97,056 for the fiscal year ended December 31, 2002.

                  BOARD APPROVAL OF THE SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including all of the Disinterested Directors, approved the existing Subadvisory Agreement with respect to the Municipal Money Market Fund for an additional period. In approving the existing Subadvisory Agreement, the Board, including the Disinterested Directors, considered the following factors: (1) the nature and quality of the services provided or reasonably anticipated to be provided and the results reasonably anticipated to be achieved by the Subadviser, (2) the amount and structure of SunAmerica and the Subadviser's fees generally and the fees payable under the Subadvisory Agreement, (3) comparative fee information of the Fund and representative peer groups, (4) the Fund's investment performance compared to selected peer groups, and to an appropriate combination of indices, (5) the terms of the Agreement, and (6) the management personnel and operations of the Subadviser. The Board's analysis of these factors is set forth below.

The nature and quality of the Subadviser's services and results achieved. The Directors considered the expertise and experience of the portfolio managers and research staff, and each firm's investment style and process. The Directors also considered the level of assistance and diligence provided or expected to be provided by the Subadviser with respect to marketing support, compliance and other matters. As noted above, the Directors also received reports prepared independently by Lipper showing comparative fee and performance information of the Fund, peer groups as determined objectively by Lipper, and rankings within the relevant Lipper categories, as well as reports prepared by SAAMCo and by counsel to the Independent Directors.

The amount and structure of SAAMCo and the Subadviser's fees generally and the fees payable under the Subadvisory Agreement. The Directors considered that the Fund pays a fee to SAAMCo and that, in turn, SAAMCo rather than the Fund, pays a fee to the Subadviser. Therefore, the Board considered the amount retained by SAAMCo and the fee paid to the Subadviser with respect to the different services provided by SAAMCo and the Subadviser. In considering the reasonableness of the Subadvisory fees, the Board compared the Subadvisory Fee with those of other advisers and considered the indirect costs and benefits of providing such Subadvisory services.

Comparative fee and performance information of the Fund and representative peer groups As noted above, the Directors received reports prepared independently by Lipper showing comparative fee and performance information of the Fund, peer groups as determined objectively by Lipper, and rankings within the relevant Lipper categories. However, the Directors noted that SAAMCo, rather than the Fund, pays the Subadviser. As noted above, the Directors particularly reviewed the investment performance with respect to the Municipal Money Market Fund with rankings below the second quartile in its category. While the directors did approve the continuation of the Subadvisory Agreement for one year, the Directors particularly reviewed the measures being taken by the Subadviser to achieve better performance in the future. The Directors, being satisfied that those measures had a reasonable chance of improving performance, approved the existing agreement.

The terms of the Agreements The Subadvisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. Thereafter, it may be renewed from year to year, so long as its continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreement provides that it will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. Under the terms of the Subadvisory Agreement, the Subadviser is liable to the Fund, or their shareholders, for any act or omission by it or for any losses sustained by the Fund or the shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties. SAAMCo may terminate any agreement with the Subadviser without shareholder approval. Moreover, SAAMCo has received an exemptive order from the SEC that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Fund with Subadvisers to which it is not "affiliated" as defined under the 1940 Act ("Unaffiliated Advisers") approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Unaffiliated Advisers for new or existing Funds, change the terms of particular agreements with Unaffiliated Advisers or continue the employment of existing Unaffiliated Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes.

The management personnel and operations of the Subadviser. The Directors considered the Subadviser's record of compliance with the Fund's objective, strategies and restrictions and its regulatory and compliance history. The Directors also considered the extent of a Subadviser's relationships with its affiliates and the resources available to them. In addition, the Board reviewed the Code of Ethics of the Subadviser and determined that it contains provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by personnel in connection with their personal transactions in securities held or to be acquired by the Fund.

Conclusion After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Subadvisory Agreement was in the best interest of the Municipal Money Market Fund and its shareholders. The Disinterested Directors were advised by separate independent legal counsel throughout the process.


Personal Securities Trading


     The Funds and the Adviser have adopted a written Code of Ethics (the "AIG SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the AIG SunAmerica Code is: (1) any trustee, director, officer, general partner or advisory person of a Fund or the Adviser; (2) any director or officer of the Distributor who in the ordinary course of his or her business makes, participates in or obtains information regarding the purchase or sale of securities for the investment client or whose functions or duties as part of the ordinary course of his or her business relate to the making of any recommendation to the investment client regarding the purchase or sale of securities; and (3) any other persons designated by the Review Officer as having access to current trading information. The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Funds. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Directors on a quarterly basis, as to whether there were any violations of the AIG SunAmerica Code by Access Persons of a Fund or the Adviser during the quarter.


     AIGGIC has adopted a written Code of Ethics, and has represented that the provisions of such Code of Ethics are substantially similar to those in the AIG SunAmerica Code. Further, AIGGIC reports to the Adviser on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Municipal Money Market Fund insofar as such violations related to the Company. In turn, the Adviser reports to the Board of Directors as to whether there were any violations of the AIG SunAmerica Code by Access Persons of the Municipal Money Market Fund or the Adviser.

The Distributor

     The Company, on behalf of each Fund, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, a registered broker-dealer and an indirect wholly owned subsidiary of AIG SunAmerica Inc., to act as the principal underwriter in connection with the continuous offering of each class of shares of each Fund. The address of the Distributor is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Fund through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports respecting each Fund, for distribution to persons who are not shareholders of a Fund and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Funds (see "Distribution Plans" below).

     The Company on behalf of Class I shares of the Money Market Fund, has entered into a services agreement (the "Class I Services Agreement") with AIG SACS to provide additional shareholder services to Class I shareholders.


     AIG SACS serves as Distributor of Class I shares for the Money Market Fund under the Distribution Agreement, none of which expenses are reimbursed or paid by the Company.


     The Distribution Agreement continues in effect for an initial two-year term and thereafter from year to year if such continuance is approved at least annually by the Directors, including a majority of the Directors who are not "interested persons" of the Company. The Company or the Distributor each has the right to terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

Distribution Plans

     Rule l2b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's board of directors. As indicated in the Prospectus, the Directors of the Company and the shareholders of each class of shares of the Funds have adopted Distribution Plans (the "Class A Plan," the "Class B Plan," and the "Class C Plan," and collectively, the "Distribution Plans"). There is no Distribution Plan in effect for Class I shares. Reference is made to "Fund Management-Distributor" in the Prospectus for certain information with respect to the Distribution Plans.


     Under the Class B and Class C Plans, the Distributor may receive payments from each Fund at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class C shares, to compensate the Distributor and certain securities firms for sales and promotional activities for distributing each such class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class C Plans will exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans, however, provide that each class of shares of each Fund may pay the Distributor an account maintenance and service fee for payments to broker-dealers for providing continuing account maintenance. This account maintenance and service fee is up to 0.15% of the aggregate average daily net assets of Class A, Class B and Class C shares. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the net assets maintained in a Fund with respect to Class A, Class B and Class C shares.

     The following table sets forth the distribution and account maintenance and service fees the Distributor received from the Funds for the fiscal years ended December 31, 2004 2003, and 2002.




                              DISTRIBUTION AND ACCOUNT MAINTENANCE AND SERVICE FEES

Fund                             2004                              2003                                2002
--------------------------------------------------------------------------------------------------------------------------
                   Class A     Class B    Class C     Class A     Class B    Class C*     Class A     Class B    Class C*
--------------------------------------------------------------------------------------------------------------------------
Money Market     $ 2,450,175  $ 434,616  $ 198,623  $ 2,592,201  $ 529,273   $ 244,264  $ 2,010,386  $ 530,095  $ 281,209
Fund                                                                                 -

Municipal Money  $  156,182   $  22,121  $   1,918  $   154,583  $  32,233   $   1,518  $    53,181  $  28,823  $   1,482
Market Fund


     * Class C shares of the Money Market Fund were previously designated as Class II shares and prior to that designated as class C shares.



     Continuance of the Distribution Plans is subject to annual approval by vote of the Directors, including a majority of the Disinterested Directors. A Distribution Plan may not be amended to increase materially the amount authorized to be spent there under with respect to a class of shares of a Fund, without approval of the shareholders of the affected class of shares of the Fund. In addition, all material amendments to the Distribution Plans must be approved by the Directors in the manner described above. A Distribution Plan may be terminated at any time without payment of any penalty by vote of a majority of the Disinterested Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Fund. So long as the Distribution Plans are in effect, the election and nomination of the Disinterested Directors of the Company shall be committed to the discretion of the Disinterested Directors. In the Directors' quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans. In their consideration of the Distribution Plans, the Directors must consider all factors they deem relevant, including information as to the benefits to the Fund and the shareholders of the relevant class of the Fund.

The Shareholder Servicing Agent

     The Company has entered into a service agreement ("Service Agreement"), under the terms of which AIG SunAmerica Fund Services, Inc. ("AIG SAFS"), an indirect wholly owned subsidiary of AIG, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street") in connection with certain services offered to the shareholders of the Funds. AIG SAFS is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.


     Pursuant to the Service Agreement, AIG SAFS receives a fee from the Company, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets of Class A, B, C and I shares subject to review and approval by the Directors. From this fee, AIG SAFS pays a fee to State Street, and its affiliate, Boston Financial Data Services ("BFDS" and with State Street, the "Transfer Agent") (other than out-of-pocket charges of the Transfer Agent which are paid by the Company). For the fiscal year ending December 31, 2004, the total amount paid to AIG SAFS was $ 2,555,715 by the Money Market Fund and $ 160,188 by the Municipal Money Market Fund. The out-of-pocket charges of the Transfer Agent include charges for services relating to anti-money laundering procedures under the USA PATRIOT Act of 2001, as amended.


     The Service Agreement continues in effect from year to year provided that such continuance is approved annually by vote of the Directors including a majority of the Disinterested Directors.

                      PROXY VOTING POLICIES AND PROCEDURES

     Proxy Voting Responsibility. The Company has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Company and the Company's investment adviser. The policies and procedures enable the Company to vote proxies in a manner consistent with the best interests of the Company's shareholders.

     The Company has retained a proxy voting service, the Investor Responsibility Research Center (the "IRRC"), to effect votes on behalf of the Company according to the Company's policies and procedures, and to assist the Company with recordkeeping of proxy votes.


     Except as otherwise described below regarding case-by-case voting matters and when conflicts of interest arise, neither SunAmerica nor any subadviser has discretion concerning proxy voting decisions.


     Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors the portfolio manager considers is the quality and depth of the company's management. In holding portfolio securities, the Company is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Company's policies and procedures therefore provide that the Company will generally vote in support of management recommendations on most corporate matters. When a Company's portfolio manager is dissatisfied with a company's management, the Company typically will sell the holding.


     Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the Company may request guidance or a recommendation from the proxy voting committee, the portfolio manager or other appropriate personnel of SunAmerica and/or the subadviser of a Fund. In these instances, such person(s) will recommend the vote that will maximize value for and is in the best interests of the Company's shareholders.


     Examples of the Company's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Company's voting positions on specific matters:

     .    Vote with management recommendations on most corporate matters;

     . Vote with management recommendations on proposals to increase or decrease authorized common stock;

     . Vote against the authorization of preferred stock if the Company's board has unlimited rights to set the terms and conditions of the shares;

     . Vote for a management proposal to decrease authorized preferred stock or cancel a class or series of preferred stock;

     . Vote on a case-by-case basis regarding finance, merger and acquisition matters;

     .    Vote against most shareholder proposals;


     . Abstain from voting on social responsibility or environmental matters, unless the Fund's objective is directly related to the social or environmental matter in question;7


     . Not vote proxies for index funds/portfolios and passively managed funds/portfolios;8 and

     . May vote in favor of or against proposals relating to stock option plans and other management compensation issues depending on the details of the plan.
----------

1 In these circumstances, the fund will consider the effect that the vote's outcome may have on the issuing company and the value of its securities as part of the fund's overall investment evaluation of whether to retain or sell the company's securities. The fund will either retain or sell the securities according to the best interests of the fund's shareholders.

2 The Board of Directors has determined that the costs of voting proxies for index and passively managed funds will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the fund retains a particular security. That is, the fund will retain or sell a particular security based on objective, rather than subjective, criteria. For example, in the case of an index fund, the fund will make a determination to retain or sell a security based on whether the index retains or deletes the security.

     Conflicts of Interest. Senior management of the Company and SunAmerica, including members of the proxy voting committee and legal and compliance personnel, and/or a subadviser, will resolve conflicts of interest presented by a proxy vote. In practice, application of the Company's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by the IRRC, an independent third party. Also, the proxy voting committee consists of members who are not involved in marketing or other business units that may be likely to present conflicts.


     However, if a situation arises where a vote presents a conflict between the interests of the Company's shareholders and the interests of SunAmerica, the Company's principal underwriter, or one of SunAmerica's or the underwriter's affiliates, and the conflict is known to the Company, senior management of the Company and SunAmerica, including the proxy voting committee, will be consulted. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and ensure that the Company selects the vote that is in the best interests of the Company's shareholders.

     Proxy Voting Records. The IRRC will maintain records of voting decisions for each vote cast on behalf of the Company. Pursuant to SEC requirements, beginning in August of 2004, on an annual basis the Company will makes available on its website its proxy voting record for the one-year period ending on June 30th. The proxy voting record will also be available on the SEC's website at http://www.sec.gov.

            DISCLOSURE OF PORTFOLIO HOLDINGS POLICIES AND PROCEDURES

     The Board of Directors has adopted policies and procedures relating to disclosure of the Funds' securities. These policies and procedures prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Adviser or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund) are met, the Funds do not provide or permit others to provide information about the Funds' holdings on a selective basis.

     The Company makes the Funds' portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

     In addition, the Company generally makes publicly available, on a periodic basis, information regarding a Fund's top ten holdings (including name and percentage of a Fund's assets invested in each holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This information is generally made available through the Company's website, marketing communications (including printed advertising and sales literature), and/or the Company's telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by the Company's legal department. The Company and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.

     Before any non-public disclosure of information about a Funds' holdings is permitted, any employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must then be submitted to the legal and compliance departments of that Adviser and the Company. The Company's executive officers and the Adviser's legal counsel are responsible for determining whether it is in the Fund's shareholders' best interest to disclose such information. To find that it is in the shareholders' best interest, it must be determined that the selective disclosure of portfolio holdings information is necessary to the Fund's operation or useful to the Fund's shareholders without compromising the integrity or performance of the Company. The Company's Chief Compliance Officer and/or the Adviser's legal counsel are then responsible for determining whether a conflict of interests between the interests of the Fund's shareholders and those of the Fund's investment adviser exists. If it is determined that the release of non-public portfolio holdings information is not in the shareholder's best interest, or that there is a conflict of interests between the Fund's shareholders and those of the Fund's investment adviser, the request will be denied. If the request is approved, the Company and the third party must execute a confidentiality agreement governing the third party's duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential, and to not use the information for purposes of trading in the shares of the Fund for any reason

     At each quarterly meeting of the Board of Directors, the Directors review a report disclosing the third parties to whom the Funds' holdings information has been disclosed and the purpose for such disclosure, and consider whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.

     Each of the below listed third parties have been informed of their duty of confidentiality and have been approved to receive information concerning the Funds' holdings:

1. Subadviser. The subadviser is continuously provided with the entire portfolio holdings for the Fund that it subadvises on a daily basis.

2. Pricewaterhouse Coopers LLP("PwC"). PwC is provided with entire portfolio holdings information during periods in which it performs its audits or reviews of the Funds' financial statements. PwC does not disclose to third parties information regarding the Funds' holdings.

3. State Street Bank & Trust Company ("SSB&T"). SSB&T, as custodian to the Funds, has daily access to the entire holdings of each Fund. SSB&T does not disclose or release information regarding the Funds' holdings except as instructed by the Funds.

4. Lipper. The Performance Measurement Group discloses the entire portfolio holdings information for each Fund on a monthly basis, this information is disclosed approximately fifteen (15) days after the month end. Lipper analyzes the - information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Fund's asset class and category in order to place each Fund in the appropriate peer group. Lipper does not disclose the entire portfolio holdings of each Fund, but does disclose the information listed above. This information is made available to Lipper subscribers approximately sixty (60) days after the receipt of information from the Fund.

5. Morningstar. Morningstar is a subscription-based service, though certain information regarding stocks and retail mutual funds may be accessed through its web site at no charge. Information regarding the Funds are available only with a subscription. SSB&T forwards entire portfolio holdings information to Morningstar on a monthly basis, approximately thirty (30) days after each month end. Morningstar analyzes the information to produce various reports that contain statistical measures and other portfolio information (including equity style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.). Through Morningstar's DataLab product, entire portfolio holdings information is available to subscribers approximately one week after Morningstar's receipt of the information. Other Morningstar subscription-based products provide statistical measures and portfolio information generally between fifteen (15) to thirty (30) day after its receipt of such information.

6. Standard & Poors ("S&P"). The Performance Measurement Group discloses the entire portfolio holdings information for each Fund on a quarterly basis, approximately thirty (30) days after the month end. S&P analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Fund's asset class and category in order to place each Fund in the appropriate peer group. S&P does not disclose the entire portfolio holdings of each Fund, but does disclose the information listed above. This information is made available to S&P subscribers approximately sixty (60) days after the receipt of information from the Fund.

7. Bloomberg. The Performance Measurement Group discloses the entire portfolio holdings information for each Fund on a quarterly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Bloomberg's various databases within one (1) to fourteen
     (14) days of its receipt.

8. Thompson Financial. The Performance Measurement Group discloses the entire portfolio holdings information for each Fund on a monthly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Thompson Financial's various databases within a couple days of its receipt.

9. Financial Printers. Fund Accounting provides various financial printers with portfolio holdings information between thirty (30) and sixty (60) days after each portfolio's fiscal quarter. Financial printers assist the Funds with the filing of their annual and semi-annual shareholder reports and quarterly regulatory filings with the Securities and Exchange Commission ("SEC") and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC's EDGAR database.

10. Investment Company Institute ("ICI"). Fund Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Funds on a quarterly basis, approximately fifteen
     (15) days after the quarter end. The ICI uses this information for survey purposes and does not disclose a particular Fund's holding information publicly.

11. Plexus Group and Elkins/McSherry. SSB&T provides purchase and sale information with respect to each Fund's equity funds on a quarterly basis approximately fifteen (15) days after the quarter end. Plexus and Elkins/McSherry analyze the information to produce reports containing brokerage execution statistics and comparisons. These reports are provided to the Funds and neither Plexus nor Elkins/McSherry disclose publicly the information they receive or the reports they prepare. SAAMCo's contract with Plexus includes a confidentiality clause

12. Manhattan Creative Partners d/b/a Diligent. Marketing provides Diligent with entire portfolio holdings on a monthly basis approximately seven (7) days as of the month end. Diligent services the website of the AIG SunAmerica Mutual Funds. Diligent also hosts the Board's online meeting materials.

13. Marketing Firms. Our Marketing Group provides portfolio holding information to various marketing firms, including PeachTree Enterprises, Primelook, Inc., Royal Impressions, Wilmedia, Hartshorn Communications, JDP Marketing Services, and Molly Hart, with portfolio holding information. Depending on the Funds and the marketing firm, the Marketing Group provides information on a monthly, quarterly, or on an as needed basis, generally within seven
     (7) days of the period end. Generally, these marketing firms are responsible for the design and/or printing of sales literature on behalf of the Funds or assist in the preparation of the MD&A section and shareholder letters to the annual and semi-annual reports. They do not publicly disclose the Funds' portfolio holdings information and are subject to confidentiality provisions in our agreements with them.

14. Investor Responsibility Research Center ("IRRC"). IRRC downloads weekly portfolio information (i.e. custodian identification number, security identification number, share position and description of the security) through SSB&T Insight System. This information is used solely for the purposes of voting proxies on behalf of the Funds and is not publicly disclosed. SAAMCo's contract with IRRC includes confidentiality disclosure.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     As discussed in the Prospectus, the Adviser is responsible for decisions to buy and sell securities for each Fund, selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of AIG SunAmerica Inc.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the Adviser may select broker-dealers that provide it with research services and may cause a Fund to pay broker-dealers commissions that exceed those other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Certain research services furnished by brokers may be useful to the Adviser with clients other than the Company, and not all of these services may be used by the Adviser in connection with the Company. No specific value can be determined for research services furnished without cost to the Adviser by a broker. The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser's research and analysis. Therefore, it may tend to benefit a Fund by improving the quality of the Adviser's investment advice. The investment advisory fees paid by a Fund are not reduced because the Adviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.

     Subject to applicable law and regulations, consideration may also be given to the willingness of particular brokers to sell shares of a Fund as a factor in the selection of brokers for transactions effected on behalf of a Fund, subject to the requirement of best price and execution.

     Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of a Fund, it is possible that, at times, identical securities will be acceptable for purchase by a Fund and one or more other accounts or investment companies that the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of a Fund and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security, which it seeks to purchase or sell, or the price at which such security can be purchased or sold.


     For the fiscal years ended December 31, 2004, 2003 and 2002, no brokerage commissions were paid by the Money Market Fund and Municipal Money Market Fund.


               ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES

     Class A shares of a Fund are sold at net asset value next-determined after receipt of a purchase order, without a sales charge. Class B and Class C shares are sold at the respective net asset value next calculated after receipt of a purchase order, plus a sales charge, which, at the election of the investor, either may (1) be imposed on a deferred basis (Class B shares) or (ii) contain certain elements of a sales charge imposed at the time of purchase and deferred (Class C shares). Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the purchase of Fund shares.


     The following table sets forth the front-end sales charges with respect to Class C shares of the Money Market Fund and Municipal Money Market Fund, the amount of such front-end sales charges which was reallowed to affiliated broker-dealers, and the contingent deferred sales charges with respect to Class B and Class C shares of the Money Market Fund and Municipal Money Market Fund, received by the Distributor for the fiscal years ended December 31, 2004, 2003 and 2002. A Fund's Class A contingent deferred sales charges are the result of purchases in excess of $1,000,000 into Class A of another fund in the AIG SunAmerica Family of Mutual Funds and a subsequent exchange into the Fund, that was then redeemed within two years after the original purchase of such shares.



                                            Amount        Amount
                                           Reallowed      Reallowed
                                               to         to Non-                   Contingent      Contingent
                                          Affiliated     Affiliated                  Deferred        Deferred      Contingent
                         Front-End          Broker-        Broker-                     Sales           Sales        Deferred
             Fiscal         Sales           Dealers        Dealers     Percentage     Charge          Charge      Sales Charge
              Year       Concessions        Class C        Class C    of Offering     Class A         Class B       Class C
Fund         Ended     Class C Shares*      Shares*        Shares*       Price        Shares          Shares        Shares*
---------   --------   ---------------   ------------   -----------   -----------   ----------   -------------   -------------
  Money     12/31/04         $   6,870       $  1,672      $  5,198          1.00%   $ 10,000        $ 301,529        $ 34,780
  Market    12/31/03         $  76,763       $ 45,765      $ 30,998          1.00%          -        $ 482,921        $ 42,752
            12/31/02         $  91,841       $ 66,468      $ 25,373          1.00%          -        $ 585,968        $ 58,132
Municipal   12/31/04         $      12       $     11      $      1          1.00%          -        $   4,993        $ 19,681
 Money      12/31/03         $     739       $    373      $    366          1.00%          -        $  29,183        $    346
 Market     12/31/02         $     821       $    693      $    128          1.00%          -        $   9,483        $     53


     * No Class C front-end sales charges were in effect prior to December 1, 1998. Commenced offering (as Class C shares) on October 2, 1997.

    Contingent Deferred Sales Charges ("CDSCs") Applicable to Class B Shares

     Class B shares of a Fund issued to shareholders prior to December 6, 2000 are subject to the CDSC schedule that applied to redemptions of shares of the Fund at that time. Class B shares of the Funds issued to shareholders prior to December 6, 2000 convert to Class A shares approximately seven years after purchase.

     The following table sets forth the rates of the CDSC applicable to these shares:

                    Years after purchase       CDSC rate
                    1st and 2nd year           4.00%
                    3rd and 4th year           3.00%
                    5th year                   2.00%
                    6th year                   1.00%
                    7th year and thereafter    None

     Any Class B shares purchased on/after December 6, 2000 until December 31, 2001 (other than through the reinvestment of dividends and distributions, which are not subject to the CDSC) will be subject to the CDSC schedule reflected below.

     Class B shares convert to Class A shares approximately eight years after purchase.

     The following table sets forth the rates of the CDSC applicable to these shares:

                    Years after purchase       CDSC rate
                    1st                        5.00%
                    2nd                        4.00%
                    3rd or 4th year            3.00%
                    5th year                   2.00%
                    6th year                   1.00%
                    7th year and thereafter    None

     Any Class B shares purchased on/after January 1, 2002 (other than through the investment of dividends and distributions, which are not subject to the
CDSC) will be subject to the CDSC schedule reflected in the current prospectus.


CDSCs Applicable to Shareholders who Acquired Shares of a Fund through a Reorganization


     Since Class B and Class C shares of the Money Market and Municipal Money Market Funds of North American Funds are not subject to a CDSC, shareholders who were issued Class B and Class C shares of a Fund in connection with the reorganization of the North American Fund into a Fund will not be subject to a CDSC. However, future purchases of Class B or Class C shares of a Fund will be subject to the CDSC schedule applicable to the Fund, as described in the current prospectus.

Waiver of CDSCs

     As discussed under "Shareholder Account Information" in the Prospectus, CDSCs may be waived on redemptions of Class B and Class C shares under certain circumstances. The conditions set forth below are applicable with respect to the following situations with the proper documentation:

     Death. CDSCs may be waived on redemptions within one year following the death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or Class C shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed.


     DisabilityCDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


     Distributions or Loans CDSCs may be waived on taxable distributions or loans to participants of qualified retirement plans or retirement accounts (not including rollovers) for which AIG Federal Savings Bank (DBA AIG SunAmerica Trust Company) serves as a fiduciary and in which the plan participant or account holder has attained the age of 59 1/2 at the time the redemption is made.

     Systematic Withdrawal Plan. CDSCs may be waived when routine bill payment or periodic withdrawals are made from an investor's account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established.


Brokerage Account Sweeps

Broker-dealers firms that invest in a Fund as a brokerage account sweep vehicle through Pershing LLC may receive additional compensation of up to 0.60% of such swept assets, some or all of which may be paid to the representative of such firms.

Purchase by Check

     Checks should be made payable to the specific Fund or payable to AIG SunAmerica Mutual Funds. In the case of a new account, purchase orders by check must be submitted directly by mail to AIG SunAmerica Fund Services, Inc., c/o BFDS, P.O. Box 219186, Kansas City, Missouri 64121-9373, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to AIG SunAmerica Fund Services, Inc., c/o BFDS, P.O. Box 219373, Kansas City, Missouri 64121-9373 and the shareholder's account number should appear on the check. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of a Fund at the net asset value next computed after the check is received. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See "Shareholder Account Information" in the Prospectus.)

     A personal check from an investor should be drawn from the investor's bank account. In general, starter checks, cash equivalents, stale-dated or post-dated checks will not be accepted.

Purchase by Federal Funds Wire

     An investor may make purchases by having his or her bank wire federal funds to the Company's Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Company and the Transfer Agent are open for business. Orders for purchase of shares received by wire transfer in the form of federal funds will be effected at the next-determined net asset value if received at or prior to a Fund's close of business. In order to insure prompt receipt of a Federal funds wire, it is important that these steps be followed:

     1. You must have an existing AIG SunAmerica Mutual Fund Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to AIG SAFS at: (201) 324-6496.

     2. Call AIG SunAmerica Fund Services' Shareholder/Dealer Services, toll free at (800) 858-8850, to obtain your new account number.

     3.   Instruct the bank to wire the specified amount to the Transfer Agent:
          State Street Bank and Trust Company, Boston, MA, ABA# 0 II0-00028; DDA# 99029712, AIG SunAmerica [name of Fund, Class] (include shareholder name and account number).

Combined Purchase Privilege (Class B and C shares only)

     The following persons may qualify for the sales charge reductions or eliminations by combining purchases of Fund shares into a single transaction:

          1. an individual, or a "company" as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other);

          2. an individual, his or her spouse and their minor children, purchasing for his, her or their own account;

          3. a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code);

          4. tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including 403(b) plans);

          5. employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans; and

          6.   group purchases as described below.

     A combined purchase currently may also include shares of other funds in SAMF (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with the Distributor.

Rights of Accumulation (Class B and C shares only)

     A purchaser of Fund shares may qualify for a reduced sales charge by combining a current purchase (or combined purchases as described above) with shares previously purchased and still owned; provided the cumulative value of such shares (valued at cost or current net asset value, whichever is higher), amounts to $50,000 or more. In determining the shares previously purchased, the calculation will include, in addition to other Class A shares of the particular Fund that were previously purchased, shares of the other classes of the same Fund, as well as shares of any class of any other Fund or of any of the other Funds advised by AIG SunAmerica, as long as such shares were sold with a sales charge or acquired in exchange for shares purchased with such a sales charge.

     The shareholder's dealer, if any, or the shareholder, must notify the Distributor at the time an order is placed of the applicability of the reduced charge under the Right of Accumulation. Such notification must be in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such information is not furnished at the time of the order; or (b) a review of the Distributor's or the Transfer Agent's records fails to confirm the investor's represented holdings.

Letter of Intent (Class B and C shares only)

     A reduction of sales charges is also available to an investor who, pursuant to a written Letter of Intent set forth in the New Account Application in the Prospectus, establishes a total investment goal in Class A shares of one or more Funds to be achieved through any number of investments over a thirteen-month period, of $50,000 or more. Each investment in such Funds made during the period will be subject to a reduced sales charge applicable to the goal amount. The initial purchase must be at least 5% of the stated investment goal and shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the investor. Shares of any class of shares of any Fund, or of other funds advised by AIG SunAmerica, that impose a sales charge at the time of purchase, which the investor intends to purchase or has previously purchased during a 30-day period prior to the date of execution of the Letter of Intent and still owns, may also be included in determining the applicable reduction; provided, the dealer or shareholder notifies the Distributor of such prior purchase(s).


     The Letter of Intent does not obligate the investor to purchase, nor the Company to sell, the indicated amounts of the investment goal. In the event the investment goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the Letter of Intent to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge break-point, the sales charge on the entire amount of the purchase that results in passing that break-point, and on subsequent purchases, will be subject to a further reduced sales charge in the same manner as set forth above under "Rights of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, shares of the applicable Funds purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge. The 5% escrow and the minimum purchase requirement will be applicable to the new stated goal. Investors electing to purchase shares of one or more of the Funds pursuant to this purchase plan should carefully read such Letter of Intent.


              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

     Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the redemption of Fund shares.

     If the Directors determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Company, having filed with the SEC a notification of election pursuant to Rule l8f-1 on behalf of the Fund, may pay the redemption price in whole, or in part, by a distribution in kind of securities from the Fund in lieu of cash. In conformity with applicable rules of the SEC, a Fund is committed to pay in cash all requests for redemption of Fund shares, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled "Determination of Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

                               EXCHANGE PRIVILEGE

     Shareholders of a Fund may exchange their shares for the same class of shares of any other AIG SunAmerica Mutual Fund except SunAmerica Senior Floating Rate Fund, Inc. that offer such class at the respective net asset value per share. Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $50 and there is no fee for exchanges made. All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans and other qualified or tax exempt accounts. The exchange privilege may be terminated or modified upon 60 days' written notice. Further information about the exchange privilege may be obtained by calling Shareholder/Dealer Services at (800) 858-8850.

     If a shareholder acquires Class A shares through an exchange from another AIG SunAmerica Mutual Fund where the original purchase of such fund's Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the CDSC, if any, applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining whether the CDSC is applicable upon a redemption of any of such shares.

     A shareholder who acquires Class B or Class C shares through an exchange from another AIG SunAmerica Mutual Fund will retain liability for any deferred sales charge outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class B shares to Class A.

                        DETERMINATION OF NET ASSET VALUE

     Each Fund is open for business on any day the New York Stock Exchange ("NYSE") is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The net asset value for each Fund will also be calculated on any other day in which there is sufficient liquidity in securities held by the Fund.

Each Fund calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares outstanding of such class. The net asset value may not be computed on a day in which no orders to purchase, sell or redeem Fund shares have been received.

     Under applicable rules of the SEC, the valuation of a Fund's investments is based upon their amortized cost. This entails valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium or discount regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by the amortized cost method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of rising interest rates, the daily yield on shares of a Fund computed on an amortized cost basis may tend to be higher than the like computation made by a mutual fund with identical investments utilizing a method of valuation based upon market prices. The converse would apply in a period of declining rates. The purpose of this method of valuation is to facilitate the maintenance of a constant net asset value per share of $1.00. There can be no assurance, however, that a Fund will be able to maintain a stable net asset value of $1.00 per share.

     Certain conditions must be met in connection with the application of valuation rules to a Fund. These conditions include maintaining a dollar-weighted average portfolio maturity of 90 days or less, purchasing instruments having remaining maturities of 397 calendar days or less, and investing only in securities determined by the Adviser under procedures adopted by the Directors to present minimal credit risks and which are of high quality as determined by the requisite number of nationally recognized statistical rating organizations or, in the case of any instrument that is not rated, determined to be of comparable quality by the Adviser under procedures adopted by the Directors. In accordance with the applicable regulations, the Directors have established procedures designed to stabilize at $1.00 a Fund's net asset value per share to the extent reasonably possible. Such procedures include review of a Fund's portfolio holdings at such intervals as appropriate to determine whether the Fund's net asset value, calculated by using available market quotations, deviates from $1.00 per share based on amortized cost. If such deviation exceeds .5% of the Fund's $1.00 per share net asset value, the Directors will promptly consider what action, if any, will be initiated. In the event that the Directors determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they deem necessary and appropriate, which may include selling portfolio instruments, withholding dividends or establishing a net asset value per share based upon available market quotations.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions


     Each Fund intends to distribute to the registered holders of its shares all or substantially all of its net-investment income, which includes dividends, interest and net short-term capital gains, if any, in excess of any net long-term capital losses. Each Fund intends to distribute any net long-term capital gains in excess of any net short-term capital losses. Dividends from net investment income are declared daily and paid monthly. Dividends are paid on or about the last business day of each month. Net capital gains, if any, will be paid annually. In determining amounts of capital gains to be distributed, any capital loss carry-forwards from prior years will be offset against capital gains. At December 31, 2004, the Money Market Fund and the Municipal Money Market Fund had no capital loss carry-forwards.


     Dividends and distributions are paid in additional Fund shares based on the net asset value at the close of business on the record date, unless the dividends total in excess of $10 per distribution period and the shareholder notifies the Fund at least five business days prior to the payment date to receive such distributions in cash.

     If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, no interest will accrue on amounts represented by uncashed dividend or distribution checks.

Taxes

     Each Fund is qualified and intends to remain qualified and elects to be treated as a regulated investment company under Subchapter M of the Code for each taxable year. In order to remain qualified as a regulated investment company, each Fund generally must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans and gains from sale or other disposition of securities, or certain other related income; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items, government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater than 5% value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other regulated investment companies).

     As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its ordinary income and net capital gains which it distributes as dividends or capital gains distributions to shareholders provided that it distributes to shareholders an amount at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income, for the taxable year. Each Fund intends to distribute sufficient income to meet this qualification requirement.


     Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its net capital gains, i.e., long-term capital gains in excess of its short-term capital losses for the one year period ending on October 31 of the calendar year, and
(3) all ordinary income and net capital gains for the preceeding year that were not distributed during such year. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. Generally, a distribution will be subject to tax in the year it is received. A distribution will be treated as paid during the calendar year if it is actually paid during the calendar year or if declared by the distributing Fund in October, November or December of such year, payable to shareholders of record on a date in such month but actually paid by each Fund during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of December 31, of the calendar year in which such dividend is declared rather than the date on which the distributions are received.

     Distributions of net investment income and short-term capital gains ("ordinary income dividends") are taxable to a shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of net capital gains, if any, are taxable as capital gains regardless of whether the shareholder receives such distributions in additional shares or in cash or how long the investor has held his or her shares. Dividends and distributions paid by the Fund will not be eligible for the dividends received deduction for corporations. Distributions of net capital gains, if any, are taxable as capital gains regardless of whether the shareholder receives such distributions in additional shares or in cash or how long the investor has held his or her shares. The maximum capital gains rate for individuals generally is 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

     The Code permits a regulated investment company to pay exempt-interest dividends to its shareholders, provided that 50% or more of the value of its assets at the end of each quarter of its taxable year consists of obligations the interest on which is exempt for federal income tax purposes. Distributions of such interest by the Municipal Money Market Fund will qualify as exempt-interest dividends in the hands of its shareholders. If, however, the Municipal Market Fund invests in certain private activity bonds, a portion of such dividends may be an item of tax preference for its shareholders for purposes of the alternative minimum tax.


     Interest on the indebtness incurred by a shareholder to purchase or carry shares of the Municipal Market Fund is not deductible to the extent that distributions from such Fund are exemptt from federal income tax.

     Upon a sale or exchange of its shares, a shareholder may realize a taxable loss depending upon its basis in the shares. Such loss will be treated as capital loss if the shares are capital assets in the shareholder's hands. Because each Fund intends to maintain a share price of $1.00 at all times, it is not expected that a shareholder will recognize gain on the sale or exchange of Fund shares. However, a shareholder may recognize a loss on the sale of shares of a Fund as a result of applicable sales charges. Any such capital loss will be long-term capital gain or loss if the shares have been held for more than one year. Except as discussed below, the amount of any CDSC will reduce the amount realized on the sale or exchange of shares for purposes of determining gain or loss. Any loss realized by a shareholder on the sale of shares of a Fund held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares, or will be disallowed to the extent of any tax-excempt interest dividends received on such shares. Generally, any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of.


     Under certain circumstances the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the loss on the disposition of those shares. This rule applies if shares of a Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge. In that case, the loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.


     The Funds may invest in debt securities issued at a discount, which may result in income to the Funds equal, generally, to a portion of the excess of the face value of the securities over their issue price ("original issue discount") each year that the securities are held, even though the Funds receive no actual interest payments thereon. Original issue discount is treated as income earned by the Funds and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by the Funds in a taxable year may not be represented by cash income, the Funds may have no dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements.


     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of the Fund's assets to be invested in various countries is not known. It is not anticipated that a Fund will qualify to pass through to shareholders the ability to claim as a foreign tax credit their respective shares of foreign taxes paid by the Fund.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on sales or other dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

     A Fund may be required to backup withhold U.S. Federal income tax at the rate of 30% in the year 2003, 29% in the years 2004 and 2005, and 28% in the year 2006 and thereafter on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be allowed as a refund or a credit against a shareholder's U.S. Federal income tax liability.

     Foreign shareholders generally will be subject to a withholding tax at the rate of 30% (or lower treaty rate) on any ordinary income dividends pay by a Fund.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes. In addition, foreign investors should consult with their own tax advisers regarding the particular tax consequences, including foreign tax consequences, to them of an investment in a Fund. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management or investment policies.

                                RETIREMENT PLANS

     Shares of the Funds may be purchased by various types of qualified retirement plans. The summary below is only a brief description of these plans and does not purport to be complete. Further information or an application to invest in shares of a Fund through purchase by any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850. However, it is recommended that anyone considering an acquisition of shares by a retirement plan consult a tax adviser before the acquisition is made.

Pension and Profit-Sharing Plans

     Sections 401(a) and 401(k) of the Code permit employers and certain employee associations to establish qualified pension and profit sharing plans for employees, including those who are self-employed individuals or partners. Each qualified pension or profit sharing plan provides tax advantages for employers and participants. Contributions made by the employers are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

Tax-Sheltered Custodial Accounts

     Section 403(b)(7) of the Code permits public school employees, and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to establish accounts through which shares of a Fund may be purchased. Subject to certain limitations, contributions by or on behalf of these employees to such accounts, and the earnings thereon, are excluded from their gross income for tax purposes until withdrawn.

Traditional Individual Retirement Accounts

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement account or annuity (a "Traditional IRA"), including an account under a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA. Traditional IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals to make contributions, the amount (if any) entitled to be contributed on a deductible basis, and the time by which distributions must commence. In addition, certain distributions from some other types of retirement plans may be deposited on a tax-deferred basis in a Traditional IRA. Earnings on the funds in a Traditional IRA are not taxable until withdrawn.

Salary Reduction Simplified Employee Pension ("SARSEP")

     A SARSEP offers a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee's paycheck on a before-tax basis, and are deposited into an IRA by the employer. These contributions are not included in the employee's income and therefore are not reported or deducted on his or her tax return. Contributions and the earnings thereon are taxable when withdrawn. A SARSEP may not be established after 1996. A SARSEP established before 1997 may continue.

Savings Incentive Match Plan for Employees ("SIMPLE IRA")

     This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee's paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions for the employee. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions, or the earnings thereon, until they are withdrawn.

Roth IRA

     Roth IRAs were introduced by the Taxpayer Relief Act of 1997. Generally under Section 408A of the Code, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $150,000, may contribute to a Roth IRA. Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.

Individual 401(k)

         The Individual 401(k) plan is intended for owner-only businesses and businesses with employees that can be excluded under federal laws governing plan coverage requirements. The Individual (k) is a type of 401(k) plan made newly relevant to owner-only businesses because of changes made to the section 415 and 404 limits provided by the Economic Growth and Tax Relief Act of 2001 (EGTRRA). The Individual (k) generally allows for an employer contribution of 25% of compensation and an employee salary deferral up to the limit defined in IRC
Section 402 (g). In addition, because of its smaller size, the Individual (k) is also less complex and less costly than the typical multiple-employee 401 (k) plan.


                              DESCRIPTION OF SHARES

     Ownership of the Company is represented by transferable shares of common stock, having a par value of $.001 per share. The Articles of Incorporation, as amended to date (the "Articles of Incorporation"), authorize the Company to issue 10 billion (10,000,000,000) shares of common stock, of which three billion (3,000,000,000) shares have been divided and classified as the Money Market Fund and one hundred million (100,000,000) shares have been divided and classified as the Municipal Money Market Fund.

     Currently, two series of shares of the Company, the Money Market Fund and the Municipal Money Market Fund, have been authorized pursuant to the Articles of Incorporation. The Money Market Fund is divided into four classes of shares, designated Class A, Class B, Class C and Class I, consisting of one billion (1,000,000,000) Class A shares, one billion (1,000,000,000) Class B shares, five hundred million (500,000,000) Class C shares and five hundred million (500,000,000) Class I shares. The Municipal Money Market Fund is divided into four classes of shares, designated Class A, Class B, Class C and Class I, consisting of twenty-five million (25,000,000) Class A shares, twenty-five million (25,000,000) Class B shares, twenty-five million (25,000,000) Class C shares and twenty-five million (25,000,000) Class I shares.

     The Directors may authorize the creation of additional series of shares so as to be able to offer to investors additional investment portfolios within the Company that would operate independently from the Company's present portfolio, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Company's shares will represent the interests of the shareholders of that series in a particular portfolio of the Company's assets. In addition, the Directors may authorize the creation of additional classes of shares in the future.


     Shareholders are entitled to a full vote for each full share held. The Directors have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Directors, and appoint their own successors, provided that at all times at least a majority of the Directors have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors. Although the Company need not hold annual meetings of shareholders, the Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act, Maryland law, the Articles of Incorporation or the By-Laws of the Company (the "By-Laws"). Also, a shareholders meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Company. In addition, the Directors may be removed only for cause by the action of the holders of record of at least a majority of all outstanding shares entitled to vote for the election of Directors. All series of shares will vote with respect to certain matters, such as election of Directors. When all series of shares, to the extent that more than one series is authorized, are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a series' policies, only shareholders of the series affected by the matter may be entitled to vote.

     All classes of shares of the Funds are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an ongoing account maintenance and service fee, (iii) Class B shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class C shares are subject to an initial sales charge, a CDSC, a distribution fee and an ongoing account maintenance and service fee; (v) Class B shares convert automatically to Class A shares on the first business day of the month approximately eight years after the purchase of such Class B shares, (vi) each class has voting rights on matters that pertain to the Rule l2b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares may be entitled to vote on material changes to the Class A Rule l2b-1 plan, (vii) Class I shares are not subject to any sales charges or distribution fees and are offered exclusively to participants in certain employee retirement plans: through certain "wrap accounts"; through certain trust institutions and bank trust departments; and to certain charitable organizations, and (viii) each class of shares will be exchangeable only into the same class of shares of any of the other AIG SunAmerica Mutual Fund. All shares of a Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Company. In addition, shares have no conversion rights, except as described above.

     The By-Laws provide that the Company shall indemnify any person who was or is a Director, officer or employee of the Company to the maximum extent permitted by Maryland law and the 1940 Act upon a determination, made in accordance with the terms of the By-Laws, that indemnification is proper in the circumstances. In addition, the By-Laws provide that the Company may maintain insurance on behalf of any person who is or was a Director or officer, employee or agent of the Company or who is or was serving at the request of the Company as Director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted or incurred in connection with serving in such capacity. However, no Director or officer of the Company will be protected by indemnification, insurance or otherwise from any liability to the Company or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his or her office.

                             ADDITIONAL INFORMATION

Computation of Offering Price per Share


     The following is the offering price calculation for each Class of shares of each Fund, based on the value of each Fund's net assets as of December 31, 2004. There are no sales charges for Class I shares and therefore the offering price for Class I of the Money Market Fund will be computed by dividing its net assets by the number of shares outstanding.

                                Money Market Fund


                                                          Class A        Class B**       Class C+      Class I
                                                      ---------------   ------------   -----------   -----------
Net Assets.........................................     1,630,353,392     42,437,477    16,984,756    11,894,821
Number of Shares
Outstanding........................................     1,630,337,106     42,436,095    16,985,074    11,894,822
Net Asset Value Per Share (net assets divided by
number of shares) .................................   $          1.00   $       1.00   $      1.00   $      1.00

Offering Price.....................................   $          1.00   $       1.00   $      1.00   $      1.00


* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.

+ Class C shares may be subject to a contingent deferred sales charge on redemption of shares within twelve months of purchase.



                           Municipal Money Market Fund


                                                        Class A        Class B**       Class C+
                                                      -------------   ------------   -----------
Net Assets.........................................      97,373,881        496,879       223,248
Number of Shares
Outstanding........................................      97,373,174        496,819       223,260
Net Asset Value Per Share (net assets divided by
number of shares) .................................    $       1.00      $    1.00     $    1.00
Offering Price.....................................    $       1.00      $    1.00     $    1.00


* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.

+ Class C shares may be subject to a contingent deferred sales charge on redemption of shares within twelve months of purchase.

Reports to Shareholders

     The Company sends audited annual and unaudited semi-annual reports to shareholders of the Funds. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with a Fund to confirm transactions in the account.

Custodian and Transfer Agent

     State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, serves as Custodian and Transfer Agent for the Funds and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Company. Transfer agent functions are performed for State Street, by Boston Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street.

Independent Registered Public Accounting Firm and Legal Counsel

     PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900 Houston, TX 77002, serves as the Company's independent registered public accounting firm and in that capacity examines the annual financial statements of the Funds. The firm of Shearman & Sterling, LLP, 599 Lexington Avenue, New York, NY 10022, serves as legal counsel to the Company.

                              FINANCIAL STATEMENTS


     The Company's audited financial statements are incorporated in this Statement of Additional Information by reference to its 2004 annual report to shareholders. You may request a copy of the Company's annual report at no charge by calling (800) 858-8850 or writing the Company at AIG SunAmerica Fund Services, Inc., Mutual Fund Operations, Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

                                    APPENDIX
                     BOND, NOTE AND COMMERCIAL PAPER RATINGS

Description of Applicable Moody's Investors Service, Inc.'s ("Moody's") Corporate Bond Ratings

          Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 to issues rated Aa to denote relative strength within such classification. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the Aa rating category.

Description of Applicable Moody's Note Ratings

         MIG 1 Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

         MIG 2 Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

Description of Applicable Moody's Commercial Paper Ratings

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

     Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

     0    Leading market positions in well established industries

     1    High rates of return on funds employed

     2 Conservative capitalization structures with moderate reliance on debt and ample asset protection

     3 Broad margins in earnings coverage of fixed financial charges and high internal cash generation

     4 Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

     Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Description of Applicable Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. ("S&P") Bond Ratings

     An S&P corporate rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     Plus (+) or minus (-): The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

     Provisional ratings:

     P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

     L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

     * Continuance of the rating is contingent upon S&P receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Applicable Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated "AAA" or "AA" (commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Description of Applicable S&P Note Ratings

     SP-1 The designation "SP-1" indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics.

     SP-2 An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

Description of Applicable S&P Commercial Paper Ratings.

     A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days.

     A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                            PART C: OTHER INFORMATION
Item 23: Exhibits.

        (a)(i)  Articles of Incorporation. Incorporated herein by reference to
                Exhibit 1 (A) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

          (ii)  Articles of Amendment. Incorporated herein by reference to
                Exhibit 1(B) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

         (iii) Articles Supplementary dated September 27, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-67856) filed on October 3, 2001.

        (b) By-Laws, as amended. Incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

        (c) Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.

        (d)(i) Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. Incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 28 of Form N-1A (File No. 2-85370) filed on November 16, 2001.

          (ii) Subadvisory Agreement between SunAmerica Asset Management Corp. and AIG Global Investment Corp. Incorporated herein by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 85370) filed on April 29, 2002.

        (e)(i) Distribution Agreement. Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. Incorporated herein by reference to Exhibit (e)(i) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

          (ii) Dealer Agreement. Incorporated herein by reference to Exhibit 6(B) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

         (iii) Form of Selling Agreement. Incorporated herein by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 31 to the Registration Statement of SunAmerica Style Select Series on Form N-1A (File No. 333-11283) filed on November 1, 2001.

        (f) Directors'/Trustees' Retirement Plan. Incorporated herein by reference to Exhibit 7 of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.

        (g) Custodian Agreement between Registration and State Street Bank and Trust Company. Incorporated herein by reference to Exhibit 8 of Post- Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 27, 1995.

        (h)(i) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No.l6 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 27, 1995.

          (ii) Service Agreement between Registrant and SunAmerica Fund Services, Inc. Incorporated herein by reference to Exhibit (h)
                (ii) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

         (iii) Administrative and Shareholder Services Agreement. Incorporated herein by reference to Exhibit (h)(iii) to Post-Effective Amendment No. 31 to the Registration Statement of SunAmerica Style Select Series on Form N-1A (File No. 333-11283) filed on November 1, 2001.


        (i)     Opinion of Counsel to the Registrant. Filed herewith.

        (j)     Consent of Independent Accountants. Filed herewith.


        (k)     Inapplicable

        (l)     Inapplicable

        (m)(i) Distribution Plan pursuant to Rule 12b-1 (Class A Shares). Incorporated herein by reference to Exhibit (m) (i) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

          (ii) Distribution Plan pursuant to Rule 12b-1 Plan (Class B Shares). Incorporated herein by reference to Exhibit (m) (ii) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

         (iii) Distribution Plan pursuant to Rule 12b-1 (Class II Shares). Incorporated herein by reference to Exhibit (m) (ii) of Post-Effective Amendment No. 23 of Form N-1A (File No. 2-85370) filed on April 30, 1999.

        (n)     Not applicable.

        (o)(i) 18f-3 Plan. Incorporated herein by reference to Exhibit (o)(i) to Post-Effective Amendment No. 28 of Form N-1A (File No. 2-85370) filed on November 16, 2001.

          (ii) Amended and Restated Power of Attorney Incorporated herein by reference to Exhibit (o)(ii) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2003.


         (iii)  Power of Attorney. Filed herewith.


        (p)(i) Code of Ethics of AIG SunAmerica Asset Management Corp. Incorporated herein by reference to Exhibit (p)(i) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2003.

          (ii) Code of Ethics for AIG Global Investment Corp. Incorporated herein by reference to Exhibit (p)(ii) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2002.

         (iii) Code of Ethics of AIG SunAmerica Asset Management Corp. Incorporated herein by reference to Exhibit (p)(iii) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant.

          There are no persons controlled by or under common control with Registrant.

Item 25. Indemnification.

     Section 1. The Corporation shall indemnify any person who was or is a director, officer, or employee of the Corporation to the maximum extent permitted by the Maryland General Corporation law; provided, however, that any indemnification hereunder (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstance. Such determination shall be made (i) by the Board of Directors, by a majority vote of quorum which consists of Directors who are neither "interested persons" of the Corporation as defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding, or (ii) if the required quorum is not obtainable, or if a quorum of such Directors so directs, by independent legal counsel in a written opinion.

     Section 2. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer, employee or agent of the Corporation or who is or was serving at the request of the Corporation as director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his position whether or not the Corporation would have power to indemnify him.

     Section 3. Notwithstanding anything in this Article VII to the contrary, nothing herein contained shall protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of the duties involved in the conduct of this office; and in the absence of a court determination that such director for officer is not liable or that such director or officer was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, no indemnification will be permitted to such director or officer (either directly or through insurance provided by the Corporation) unless an independent legal counsel determines, based on a review of the facts, that such person was not guilty of such willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 26. Business and Other Connections of the Investment Adviser.

     Information concerning the business and other connections of

     AIG SunAmerica Asset Management Corp. is incorporated herein by reference to AIG SunAmerica Asset Management Corp.'s Form ADV (File No. 801-19813), which is currently on file with the Securities and Exchange Commission.

     Reference is also made to the caption "Fund Management" in the Prospectus constituting Part A of the Registration Statement and "Adviser, Personal Securities Trading, Distributor and Administrator" and "Directors and Officers" constituting Part B of the Registration Statement.

Item 27. Principal Underwriters.

(a) The principal underwriter of the Registrant also acts as principal underwriter for:

     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.


     AIG Series Trust


(b) The following persons are the officers and directors of AIG SunAmerica Capital Services, Inc., the principal underwriter of Registrant's shares:

Name and Principal            Position with     Position with
Business Address              Underwriter       the Registrant
---------------------------   ---------------   ----------------
Peter A. Harbeck              Director          Director
AIG SunAmerica Capital
  Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

J. Steven Neamtz              President         Vice President
AIG SunAmerica Capital        and Director
  Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Item 28. Location of Accounts and Records.

     AIG SunAmerica Asset Management Corp., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 and 2929 Allen Parkway, Houston, TX 77019, or an affiliate thereof, will maintain physical possession of each such accounts, books or other documents of Registrant, except for those maintained by Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its affiliate, Boston Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5472. They maintain books, records and accounts pursuant to the instructions of the Funds. AIG Global Investment Corp. is located at 175 Water Street, New York, NY 10038.

Item 29. Management Services.

     Not applicable.

Item 30. Undertakings.

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 29th day of April 2005.

                                  SUNAMERICA MONEY MARKET FUNDS, INC.
                                            (Registrant)


                                  By: /s/ Thomas Lynch
                                      ---------------------
                                      Thomas Lynch
                                      Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.

Signatures                 Title                            Date
-----------------------    -----------------------------    ----------------------
/s/ Vincent. Marra
-----------------------     President
Vincent Marra              (Principal Executive Officer)    April 29, 2005


         *
-----------------------    Treasurer

Donna M. Handel            (Principal Financial
                           and Accounting Officer)          April 29, 2005


         *
-----------------------    Director                         April 29, 2005
Jeffrey S. Burum


         *
-----------------------    Director                         April 29, 2005
Samuel M. Eisenstat


         *
-----------------------    Director                         April 29, 2005
Stephen J. Gutman


         *
-----------------------    Director                         April 29, 2005
Dr. Judith L. Craven


         *
-----------------------    Director                         April 29, 2005
William F. Devin


         *
-----------------------    Director                         April 29, 2005
Peter A. Harbeck


*By: /s/ Thomas Lynch                                       April 29, 2005
     ------------------------
     Thomas Lynch
     Attorney-in-Fact

                                  Exhibit Index

(i)       Opinion of Counsel to Registrant.

(j)       Consent of Independent Accountants.

(o)(iii)  Power of Attorney.